UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:     811-8255

Exact name of registrant
    as specified in charter:            The World Funds, Inc.

Address of principal
    executive offices:                  8730 Stony Point Parkway
                                        Suite 205
                                        Richmond, VA 23235

Name and address
    of agent for service:               Thomas S. Harman, Esq.
                                        Morgan, Lewis, Bockius
                                        1111 Pennsylvania Avenue, Northwest
                                        Washington, D.C. 20004


Registrant's telephone number,
         including area code:           (800) 527-9525

Date of fiscal year end:                August 31

Date of reporting period:               August 31


Item #1.  Reports to Stockholders.

INDEX

CSI Equity Fund;
GenomicsFund; and
Third Millennium Russia Fund

                         Annual Report to Shareholders

                                CSI Equity Fund


[LOGO]
CSI Capital Management
Financial Advisors
Investment Counsel

                              For the Year Ended

                                August 31, 2006

Dear Shareholder:

      In last year's letter to shareholders we spoke of the devastation caused by Hurricanes Katrina and Rita and the impact on the economy of the $200 billion estimated cost of rebuilding. We spoke of the ongoing war in Iraq, oil prices at $70 dollars a barrel, and the fact that the Federal Reserve Board was not about to let up its restrictive monetary policy. Though we had concerns about all of these issues as well as inflationary concerns and an over-heated housing market, we believed that the economy had enough fundamental strength to sustain reasonable economic growth.

      During the twelve-month period ending August 31, 2006 the economy remained fairly healthy, albeit showing signs of fatigue toward the end of the period. This slowing pace of economic growth combined with relatively moderate inflationary metrics caused the Federal Reserve Board to hold off on further increases in the Fed Funds Rate (the rate banks charge one another for overnight borrowing). After seventeen straight rate increases, the Fed paused its record rate increases to determine if its restrictive policy had finally begun to work its way through the economy. Ben Bernanke, Alan Greenspan's replacement as Chairman of the Federal Reserve Board, has been tasked with the challenge of using monetary policy to prevent the accelerated and unsustainable economic growth that often leads to overheated inflationary pressures and widespread economic concerns. The question now is whether Mr. Bernanke and the Fed can orchestrate a soft economic landing and avoid recession.

      So far this appears to be the case, as inflationary metrics such as Consumer and Producer Price indexes have registered moderate readings and, most importantly, wage prices remain under control. Moreover, subsequent to the Fed holding rates firm, energy prices and commodity prices have softened considerably, which further allays inflationary concerns and supports the Fed's most recent decision. One significant worry is the weakening housing market and the extent to which job losses in the construction industry and lower home prices will negatively impact the consumer and the economy.

      Second quarter Real Gross Domestic Product (GDP) grew at an annual rate of 2.5%, less than half of the robust 5.6% growth experienced in the first quarter of the year. The slowdown is due in part to the slowing housing market as well as reduced business investment and government spending. Significant business investment and government spending at the beginning of the year may be the reason for the recent drop off, so it is difficult to determine if these sectors are trending lower. However, there appears to be little doubt that the housing market is softening as increases in home prices have moderated in most markets and have begun to decrease in several areas. Moreover, inventories of new homes have increased in each of the last four months creating a supply overhang that may worsen the outlook for home prices.

      Interestingly, the Fed's rate decisions rallied the bond market leaving the 10 and 30-year treasury yields at roughly 4.7% and 4.8%, respectively. These rates are not meaningfully higher than a year ago and have sustained a historically favorable long-term interest rate environment, which is helpful to the economy in general and more particularly to a slumping housing market. This rally in longer-term Treasuries has caused a slightly inverted yield curve, which has traditionally portended a weakening economy. However, the inversion is very slight and many believe that absent any significant changes in the employment or inflation picture the economy will experience a soft landing and avoid recession.

      Underlying much of the current fundamental support of the economy is the fact that jobs growth has been sufficient to maintain an unemployment rate below 5%, which has historically been considered "full" employment. However, should the housing market continue to weaken, a ripple effect would be felt throughout the economy that could quickly change the jobs market. Moreover, a change in the jobs market combined with lower home prices would negatively impact consumer confidence and spending and would shift expectations from a soft landing to recession.

                                CSI Equity Fund

      The economy faces a number of continuing challenges, including the ability to sustain productivity improvements, which moderate wage price increases, the single biggest contributor to inflationary pressure. In addition, the growing federal budget and trade deficits create upward pressure on interest rates. These deficits have largely been financed by foreign purchasers of U.S. Treasury obligations, a situation on which we have become overly dependent and which could prove to be problematic if dislocated.

      We continue to believe that historically low interest rates combined with a relatively healthy economy will permit a soft landing and avoid a more severe economic downturn. As long as corporate America remains healthy enough to continue capital investment and the consumers remain employed, the economy is likely to maintain a growth rate in the range of 2.5-3.0%. Accordingly, we remain relatively positive about the prospects for the equity market for the year ahead.

Portfolio Discussion

      For the year ending August 31, 2006 the CSI Equity Fund was up 10.74%, inclusive of all fund expenses. Before expenses, the Fund's portfolio was up 12.23%, outpacing the 8.88% return of the S&P 500 and the other domestic indices. As discussed in years past, our approach to managing the fund is distinctly conservative, the benefits of which have resulted in meaningful out-performance of the S&P 500 since the inception of the Fund.

      For the year ending August 31, 2006 the portfolio performance was helped by a number of our domestic holdings, especially our financial holdings in companies such as American International Group, Bank of America, Wells Fargo, and State Street Bank. In addition, positions in Federal Express, Harley Davidson, and Cisco Systems contributed nicely to both the absolute return of the portfolio, as well as the performance relative to the S&P 500. However, the biggest contributor to portfolio performance was our global diversification in a group of stellar blue-chip international holdings, including China Mobile, Diageo, HSBC, National Australia Bank, Nestle, and Toyota Motors.

      As is the case in most years, certain of our portfolio companies had disappointing performance for the year on both and absolute and relative basis. We remain believers in most of these companies and will continue to hold them over the long-term. In the case of a company like Dell Computer, whose history and business model we greatly respect, we chose to sell our shares because of our doubts in their ability to turn the business around over the next year or two. Of course, we will watch the progress of Dell and would not be surprised if we added it back to the portfolio some time in the future.

      We remain committed to high-quality, industry-leading companies with strong balance sheets and experienced management. The portfolio is well diversified among industries and markets and has excellent prospects for consistent and profitable growth over the next several years. While we believe that the portfolio is well positioned to benefit from continued economic growth, we also have confidence that its high quality nature provides protection should the economy and the market fail to meet our short-term expectations.

              Leland Faust
              Portfolio Manager

                                CSI Equity Fund

                                    [CHART]

                      COMPARISON OF $10,000 INVESTMENT IN
             CSI EQUITY FUND VS. LIPPER GLOBAL LARGE CAP CORE INDEX
                             INVESTOR CLASS SHARES

                 CSI EQUITY FUND          LIPPER GLOBAL LARGE-CAP CORE INDEX
                 ---------------          ----------------------------------
10/15/1997             10.0                             10.0
 8/31/1998              9.3                              9.6
 8/31/1999             12.6                             12.6
 8/31/2000             17.3                             15.8
 8/31/2001             14.0                             11.8
 8/31/2002             12.4                              9.9
 8/31/2003             13.0                             10.6
 8/31/2004             15.5                             11.8
 8/31/2005             16.9                             13.7

Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

 Average Annual Total Return for Year Ended August 31, 2006*

                                      Since Inception
          1 Year        5 Year            10/15/97
          ------        ------        ---------------
           9.50%         -1.65%            6.91%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares


The Lipper Global Large Cap Core Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends of the largest
30 qualifying equity funds that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

                                    [CHART]

                      COMPARISON OF $10,000 INVESTMENT IN
             CSI EQUITY FUND VS. LIPPER GLOBAL LARGE CAP CORE INDEX
                             INVESTOR CLASS SHARES

                 CSI EQUITY FUND          LIPPER GLOBAL LARGE-CAP CORE INDEX
                 ---------------          ----------------------------------
10/15/1997             10.0                             10.0
 8/31/1998              9.3                              9.6
 8/31/1999             12.6                             12.6
 8/31/2000             17.3                             15.8
 8/31/2001             14.0                             11.8
 8/31/2002             12.4                              9.9
 8/31/2003             13.0                             10.6
 8/31/2004             15.5                             11.8
 8/31/2005             16.9                             13.7

Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

 Average Annual Total Return for Year Ended August 31, 2006*

                                      Since Inception
          1 Year        5 Year            10/15/97
          ------        ------        ---------------
           9.50%         -1.65%            6.91%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares


The Lipper Global Large Cap Core Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends of the largest
30 qualifying equity funds that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

                                    [CHART]

                      COMPARISON OF $10,000 INVESTMENT IN
             CSI EQUITY FUND VS. LIPPER GLOBAL LARGE CAP CORE INDEX
                             INVESTOR CLASS SHARES

                 CSI EQUITY FUND          LIPPER GLOBAL LARGE-CAP CORE INDEX
                 ---------------          ----------------------------------
10/15/1997             10.0                             10.0
 8/31/1998              9.3                              9.6
 8/31/1999             12.6                             12.6
 8/31/2000             17.3                             15.8
 8/31/2001             14.0                             11.8
 8/31/2002             12.4                              9.9
 8/31/2003             13.0                             10.6
 8/31/2004             15.5                             11.8
 8/31/2005             16.9                             13.7

Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

 Average Annual Total Return for Year Ended August 31, 2006*

                                      Since Inception
          1 Year        5 Year            10/15/97
          ------        ------        ---------------
           9.50%         -1.65%            6.91%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares


The Lipper Global Large Cap Core Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends of the largest
30 qualifying equity funds that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

                                CSI Equity Fund

                                    [CHART]

                      COMPARISON OF $10,000 INVESTMENT IN
             CSI EQUITY FUND VS. LIPPER GLOBAL LARGE CAP CORE INDEX
                             INSTITUTIONAL CLASS SHARES

                 CSI EQUITY FUND          LIPPER GLOBAL LARGE-CAP CORE INDEX
                 ---------------          ----------------------------------
6/28/01               10.0                              10.0
8/31/01                9.6                               9.4
8/31/02                8.5                               8.0
8/31/03                8.9                               8.4
8/31/04               10.0                               9.4
8/31/05               11.0                              10.9
8/31/06               12.1                              12.4

Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

 Average Annual Total Return for Year Ended August 31, 2006*

          1 Year         5 Year           Since Inception
                                             6/28/01

          10.61%         4.85%                3.80%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares


The Lipper Global Large Cap Core Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends of the largest
30 qualifying equity funds that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)




                                CSI Equity Fund

                                    [CHART]

                      COMPARISON OF $10,000 INVESTMENT IN
             CSI EQUITY FUND VS. LIPPER GLOBAL LARGE CAP CORE INDEX
                                A CLASS SHARES

                 CSI EQUITY FUND          LIPPER GLOBAL LARGE-CAP CORE INDEX
                 ---------------          ----------------------------------
 3/1/06               10.0                             10.0
8/31/06               10.3                             10.4


Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

 Average Annual Total Return for Period Ended August 31, 2006*

                            Since Inception
                                3/1/06
                            ---------------
                                3.16%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares


The Lipper Global Large Cap Core Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends of the largest
30 qualifying equity funds that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)


                                    [CHART]

                      COMPARISON OF $10,000 INVESTMENT IN
             CSI EQUITY FUND VS. LIPPER GLOBAL LARGE CAP CORE INDEX
                                A CLASS SHARES

                 CSI EQUITY FUND          LIPPER GLOBAL LARGE-CAP CORE INDEX
                 ---------------          ----------------------------------
 3/1/06               10.0                             10.0
8/31/06               10.3                             10.4


Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

 Average Annual Total Return for Period Ended August 31, 2006*

                            Since Inception
                                3/1/06
                            ---------------
                                3.16%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares


The Lipper Global Large Cap Core Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends of the largest
30 qualifying equity funds that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)




                                CSI Equity Fund

CSI EQUITY FUND

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges on certain redemptions made within 90 days of purchase and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2006 and held for the six months ended August 31, 2006.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses many not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------------
                              Beginning       Ending      Expenses Paid During Period*
                            Account Value  Account Value     March 1, 2006 through
A CLASS                     March 1, 2006 August 31, 2006       August 31, 2006
--------------------------------------------------------------------------------------
Actual                         $1,000        $1,031.57               $9.52
--------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)    $1,000        $1,015.65               $9.45
--------------------------------------------------------------------------------------

                                CSI Equity Fund

--------------------------------------------------------------------------------------
                              Beginning       Ending      Expenses Paid During Period*
                            Account Value  Account Value     March 1, 2006 through
INVESTOR CLASS              March 1, 2006 August 31, 2006       August 31, 2006
--------------------------------------------------------------------------------------
Actual                         $1,000        $1,039.71               $7.81
--------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)    $1,000        $1,017.40               $7.73
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                              Beginning       Ending      Expenses Paid During Period*
                            Account Value  Account Value     March 1, 2006 through
INSTITUTIONAL CLASS         March 1, 2006 August 31, 2006       August 31, 2006
--------------------------------------------------------------------------------------
Actual                         $1,000        $1,039.12               $7.81
--------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)    $1,000        $1,017.40               $7.73
--------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

Portfolio Holdings, by Sector, as Percentage of Net Assets

                                    [CHART]

                CSI EQUITY FUND
         PORTFOLIO HOLDINGS, BY SECTOR,
          AS PERCENTAGE OF NET ASSETS
              AS OF 8/31/2004
          ---------------------------

Industry Sector                            Percent of Net Assets
---------------                            ---------------------
Banking                                          13.38%
Beverages                                         3.65%
Computers and peripherals                         3.16%
Computer software/services                        3.30%
Drug and medical                                  8.52%
Electronics/equipment                             8.62%
Financials                                        5.55%
Food                                              6.94%
Household                                         4.69%
Manufacturing                                     5.86%
Materials                                         2.00%
Oil                                               9.95%
Retail                                            7.68%
Semi-conductors                                   2.01%
Telecommunications                                3.47%
Transportation                                    6.52%
Utilities                                         4.02%
Other assets, net                                 0.69%


                                CSI Equity Fund

                                CSI EQUITY FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                August 31, 2006

        Number
        of
        Shares  Description                                 Market Value
        ------- -----------                                 ------------

                Common Stocks:                       98.69%

                Banking:                             14.98%
        115,700 Banco De Santander ADR                      $ 1,801,449
         34,300 Bank America                                  1,765,421
         43,700 Danske Bank AS                                1,662,785
         39,300 DBS Group Holdings ADR                        1,799,315
         20,200 HSBC Holdings ADR                             1,836,988
         12,800 National Australia Bank                       1,770,880
         32,600 Wachovia Corp.                                1,780,938
         51,000 Wells Fargo & Co.                             1,772,250
                                                            -----------
                                                             14,190,026
                                                            -----------

                Beverages:                            3.68%
         33,000 Anheuser Busch Cos.                           1,629,540
         28,400 Pepsico Inc.                                  1,853,952
                                                            -----------
                                                              3,483,492
                                                            -----------

                Computer and Peripherals:             2.00%
         86,000 Cisco Systems, Inc.*                          1,891,140
                                                            -----------

                Computer Software/Services:           5.16%
         33,000 Infosys Technologies Limited-SP ADR*          1,480,050
         67,600 Microsoft Corp.                               1,736,644
         35,000 SAP ADR                                       1,670,900
                                                            -----------
                                                              4,887,594
                                                            -----------

                Drug and Medical:                     7.25%
         37,000 Abbott Laboratories                           1,801,900
         24,300 Amgen, Inc.*                                  1,650,699
         28,000 Johnson & Johnson                             1,810,480
         58,225 Pfizer Inc.                                   1,604,681
                                                            -----------
                                                              6,867,760
                                                            -----------

                Electronics/Equipment:                7.44%
         37,500 Canon Inc. ADR                                1,863,000
         22,000 Emerson Electric Co.                          1,807,300
         53,200 General Electric Corp.                        1,811,992
         33,300 Medtronic Inc.                                1,561,770
                                                            -----------
                                                              7,044,062
                                                            -----------

                                CSI Equity Fund

             Number
             of
             Shares Description                       Market Value
             ------ -----------                       ------------

                    Financial:                  5.55%
             28,700 American International            $ 1,831,634
             37,500 1st Data Corp                       1,611,375
             29,300 State Street Corp                   1,810,740
                                                      -----------
                                                        5,253,749
                                                      -----------

                    Food:                       7.49%
             25,000 Diageo PLC ADR                      1,787,500
             21,800 Nestle S.A. ADR                     1,870,889
             57,900 Sysco Corp.                         1,817,481
             35,000 William Wrigley Jr. Company         1,624,700
                                                      -----------
                                                        7,100,570
                                                      -----------

                    Household:                  3.85%
              6,800 Kao Corporation ADR                 1,814,725
             29,600 Proctor & Gamble                    1,832,240
                                                      -----------
                                                        3,646,965
                                                      -----------

                    Manufacturing:              5.58%
             43,700 Dupont EI                           1,746,689
             23,700 3M Co.                              1,699,290
             29,300 United Technologies                 1,837,403
                                                      -----------
                                                        5,283,382
                                                      -----------

                    Materials:                  1.90%
             42,700 BHP Billiton LTD ADR                1,797,670
                                                      -----------

                    Multi-media:                1.69%
             54,000 Walt Disney Co.                     1,601,100
                                                      -----------

                    Oil:                        8.58%
             15,200 BASF AG - ADR                       1,255,216
             25,400 BP PLC ADR                          1,728,470
             26,800 Conocophillips                      1,699,924
             27,500 Schlumberger Ltd.                   1,685,750
             26,100 Total Fina ADR                      1,759,923
                                                      -----------
                                                        8,129,283
                                                      -----------

                    Retail:                     9.35%
             56,700 Avon Products                       1,627,857
             40,000 Bed Bath & Beyond*                  1,349,200
             33,500 Costco Wholesale                    1,567,465
             45,300 Home Depot Inc.                     1,553,337
             16,000 Nike, Inc. Class B                  1,292,160
             33,000 Walmart                             1,475,760
                                                      -----------
                                                        8,865,779
                                                      -----------

                                CSI Equity Fund

               Number
               of
               Shares Description                   Market Value
               ------ -----------                   ------------

                      Telecommunications:     3.73%
               55,700 China Telecom Ltd Adr         $ 1,855,367
               37,000 Hutchison Whampoa ADR           1,680,684
                                                    -----------
                                                      3,536,051
                                                    -----------

                      Transportation:         6.64%
               15,500 Fedex Corporation               1,565,965
               24,000 Harley-Davidson                 1,404,240
               22,200 Johnson Controls Inc.           1,596,846
               16,000 Toyota Motor ADR                1,733,440
                                                    -----------
                                                      6,300,491
                                                    -----------

                      Utilities:              3.82%
               42,400 EON AG ADR                      1,797,760
               41,000 FPL Group                       1,822,450
                                                    -----------
                                                      3,620,210
                                                    -----------

                      Total Investments:
                      (Cost: $72,880,389)    98.69%  93,499,324
                      Other assets, net       1.31%   1,238,665
                                            ------- -----------
                      Net Assets            100.00% $94,737,989
                                            ======= ===========

* Non-income producing

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements.

                                CSI Equity Fund

CSI EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2006


Assets
Investments at value (identified cost of $72,880,389) (Note 1)                                     $93,499,324
Cash                                                                                                   964,639
Dividends receivable                                                                                   264,769
Interest receivable                                                                                      2,616
Prepaid Expenses                                                                                        38,658
                                                                                                   -----------
Total Assets                                                                                        94,770,006
                                                                                                   -----------
Liabilities
  Accrued advisor fees                                                                                  31,622
  Other accrued expenses                                                                                   395
                                                                                                   -----------
Total Liabilities                                                                                       32,017
                                                                                                   -----------
Net Assets                                                                                         $94,737,989
                                                                                                   ===========
Net Assets Consist of:
Paid-in-capital applicable to 5,570,248 $0.01 par value shares of beneficial interest outstanding;
 50,000,000 shares authorized                                                                      $71,215,980
Undistributed net investment income                                                                    622,341
Accumulated net realized gain (loss) on investments                                                  2,280,733
Net unrealized appreciation of investments                                                          20,618,935
                                                                                                   -----------
Net Assets                                                                                         $94,737,989
                                                                                                   ===========
Net Asset Value Per Share
Investor Class Shares
  ($42,528,146/2,498,518 shares outstanding)                                                       $     17.02
                                                                                                   ===========
Institutional Class Shares
  ($48,540,437/2,855,700 shares outstanding)                                                       $     17.00
                                                                                                   ===========
A Class Shares
  ($3,669,406/216,030 shares outstanding)                                                          $     16.99
                                                                                                   ===========

See Notes to Financial Statements.

                                CSI Equity Fund

CSI EQUITY FUND
STATEMENT OF OPERATIONS
Year Ended August 31, 2006


Investment Income
Income
 Dividend                                                            $ 2,163,402
 Interest                                                                 33,406
                                                                     -----------
 Total investment income                                               2,196,808
                                                                     -----------
Expenses
 Investment advisory fees (Note 2)                                     1,030,810
 12b-1 fees, A Class                                                       6,662
 Recordkeeping and administrative services (Note 2)                      177,082
 Custody fees                                                             13,007
 Accounting fees (Note 2)                                                 40,220
 Professional fees                                                        84,155
 Transfer agent fees (Note 2)                                             54,783
 Registration fees                                                        43,251
 Shareholder servicing and reports                                        63,853
 Compliance fees                                                          23,690
 Directors fees                                                            8,400
 Insurance                                                                32,903
 Miscellaneous expenses                                                   51,771
                                                                     -----------
 Total expenses                                                        1,630,587
                                                                     -----------
 Fee waivers and reimbursed expenses (Note 2)                            (56,660)
                                                                     -----------
 Net expenses                                                          1,573,927
                                                                     -----------
Net investment income (loss)                                             622,881
                                                                     -----------
Realized and Unrealized Gain (Loss) on Investments
 Net realized gain (loss) on investments                              10,805,048
 Change in net unrealized appreciation (depreciation) on investments    (684,410)
                                                                     -----------
 Net realized and unrealized gain (loss) on investments               10,120,638
                                                                     -----------
 Increase (decrease) in net assets from operations                   $10,743,519
                                                                     ===========

See Notes to Financial Statements.

                                CSI Equity Fund

CSI EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                     Year ended      Year ended
                                                                   August 31, 2006 August 31, 2005
                                                                   --------------- ---------------
Increase (Decrease) in Net Assets
OPERATIONS
 Net investment income (loss)                                       $    622,881    $    886,824
 Net realized gain (loss) on investments                              10,805,048       2,547,962
 Change in net unrealized appreciation/depreciation of
   investments                                                          (684,410)      7,323,096
                                                                    ------------    ------------
 Increase (decrease) in net assets from operations                    10,743,519      10,757,882
                                                                    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income
   Investor Class                                                       (419,006)       (123,343)
   Institutional Class                                                  (468,358)        (87,720)
                                                                    ------------    ------------
 Decrease in net assets from distributions                              (887,364)       (211,063)
                                                                    ------------    ------------
CAPITAL SHARE TRANSACTIONS (NOTE 5)
 Shares sold
   A Class                                                                38,235              --
   Investor Class                                                        175,261       1,240,557
   Institutional Class                                                 3,674,052       7,943,378
 Shares received through acquisition
   A Class                                                             4,059,066              --
   Investor Class                                                             --              --
   Institutional Class                                                        --              --
 Distributions reinvested
   A Class                                                                    --              --
   Investor Class                                                        405,861         122,587
   Institutional Class                                                   467,376          87,720
 Shares redeemed
   A Class                                                              (575,103)             --
   Investor Class                                                    (29,200,224)     (9,632,786)
   Institutional Class                                               (11,733,919)     (6,420,788)
                                                                    ------------    ------------
 Increase (decrease) in net assets from capital share transactions   (32,689,395)     (6,659,332)
                                                                    ------------    ------------
NET ASSETS
 Increase (decrease) during year                                     (22,833,240)      3,887,487
 Beginning of year                                                   117,571,229     113,683,742
                                                                    ------------    ------------
End of year (Including undistributed net investment income of
  $622,341 and $886,824, respectively)                              $ 94,737,989    $117,571,229
                                                                    ============    ============

See Notes to Financial Statements.

                                CSI Equity Fund

CSI EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR


                                                                  Investor Class
                                              ----------------------------------------------------
                                                              Years Ended August 31,
                                              ----------------------------------------------------
                                                  2006       2005     2004       2003        2002
                                              -------      -------  -------  -------      --------
Net asset value, beginning of year            $ 15.52      $ 14.20  $ 12.66  $ 12.07      $  13.62
                                              -------      -------  -------  -------      --------
Investment activities
  Net investment income (loss)                    .15         0.09     0.04     0.05            --/1/
  Net realized and unrealized gain (loss) on
   investments                                   1.50         1.26     1.55     0.54         (1.54)
                                              -------      -------  -------  -------      --------
Total from investment activities                 1.65         1.35     1.59     0.59         (1.54)
                                              -------      -------  -------  -------      --------
Distributions
  Net investment income                         (0.15)       (0.03)   (0.05)    0.00/1/      (0.01)
  Net realized gain                                --           --       --       --            --
                                              -------      -------  -------  -------      --------
Total distributions                             (0.15)       (0.03)   (0.05)    0.00         (0.01)
                                              -------      -------  -------  -------      --------
Net asset value, end of year                  $ 17.02      $ 15.52  $ 14.20  $ 12.66      $  12.07
                                              =======      =======  =======  =======      ========
Ratios/Supplemental Data
Total Return                                   10.67%        9.50%   12.55%    4.91%       (11.31%)
                                              =======      =======  =======  =======      ========
Ratio to average net assets/(A)/
  Expenses - net                                1.52%/(B)/   1.49%    1.49%    1.49%/(C)/    1.51%
  Net investment income                         0.61%        0.74%    0.23%    0.36%         0.00%
Portfolio turnover rate                         9.90%       17.51%   25.11%   10.28%        15.86%
Net assets, end of year (000's)               $42,528      $66,112  $68,205  $69,428      $ 74,829

/1/ Less than one cent

/(A)/ Administrative fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.05% for the year ended August 31, 2006; 0.04% for the year ended August 31, 2005 and 0.08% for the year ended August 31, 2003.

/(B)/ Expense ratio includes expenses incurred for acquiring assets that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.03% reduction in the expense ratio for the year ended August 31, 2006. (See Note 2.)

/(C)/ Expense and net investment income ratios - reflect the net effects of the custodian fee credits, fee waivers and reimbursements.

See Notes to Financial Statements.

                                CSI Equity Fund

CSI EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR


                                                                            Institutional Class
                                                          ----------------------------------------------------
                                                                          Years Ended August 31,
                                                          ----------------------------------------------------
                                                              2006       2005     2004       2003        2002
                                                          -------      -------  -------  -------      --------
Net asset value, beginning of year                        $ 15.51      $ 14.18  $ 12.65  $ 12.06      $  13.62
                                                          -------      -------  -------  -------      --------
Investment activities
  Net investment income (loss)                                .15         0.09     0.03     0.04            --/1/
  Net realized and unrealized gain (loss) on investments     1.49         1.27     1.55     0.55         (1.55)
                                                          -------      -------  -------  -------      --------
Total from investment activities                             1.64         1.36     1.58     0.59         (1.55)
                                                          -------      -------  -------  -------      --------
Distributions
  Net investment income                                     (0.15)       (0.03)   (0.05)      --         (0.01)
  Net realized gain                                            --           --       --       --            --
                                                          -------      -------  -------  -------      --------
Total distributions                                         (0.15)       (0.03)   (0.05)      --         (0.01)
                                                          -------      -------  -------  -------      --------
Net asset value end, of year                              $ 17.00      $ 15.51  $ 14.18  $ 12.65      $  12.06
                                                          =======      =======  =======  =======      ========
Ratios/Supplemental Data
Total Return                                               10.61%        9.57%   12.48%    4.89%       (11.38%)
                                                          =======      =======  =======  =======      ========
Ratio to average net assets/(A)/
  Expenses - net                                            1.52%/(B)/   1.49%    1.49%    1.49%/(C)/    1.62%
  Net investment income                                     0.61%        0.74%    0.23%    0.36%         0.00%
Portfolio turnover rate                                     9.90%       17.51%   25.11%   10.28%        15.86%
Net assets, end of year (000's)                           $48,540      $51,459  $45,479  $36,648      $ 22,891

/1/ Less than one cent

/(A)/ Administrative fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.05% for the year ended August 31, 2006; 0.04% for the year ended August 31, 2005 and 0.08% for the year ended August 31, 2003.

/(B)/ Expense ratio includes expenses incurred for acquiring assets that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.03% reduction in the expense ratio for the year ended August 31, 2006. (See Note 2.)

/(C)/ Expense and net investment income ratios reflect the net effects of the custodian fee credits, fee waivers and reimbursements.

See Notes to Financial Statements.

                                CSI Equity Fund

CSI EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR


                                                                 A Class
                                                              -------
                                                                  2006*
                                                              -------
    Net asset value, beginning of period                      $16.47
                                                              ------
    Investment activities
      Net investment income (loss)                              0.07
      Net realized and unrealized gain (loss) on investments    0.45
                                                              ------
    Total from investment activities                            0.52
                                                              ------
    Distributions
      Net investment income                                       --
      Net realized gain                                           --
                                                              ------
    Total distributions                                           --
                                                              ------
    Net asset value, end of period                            $16.99
                                                              ======
    Ratios/Supplemental Data
    Total Return                                               3.16%**
                                                              ======
    Ratio to average net assets/(A)/
      Expenses - net                                           1.87%/(B)/**
      Net investment income                                    0.77%**
    Portfolio turnover rate                                    9.90%
    Net assets, end of period (000's)                         $3,670

 * A Class Shares acquired in merger on March 1, 2006. (See Notes 1 & 6) ** Annualized

/(A)/ Administrative fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.05% for the year ended August 31, 2006; 0.04% for the year ended August 31, 2005 and 0.08% for the year ended August 31, 2003.

/(B)/ Expense ratio includes expenses incurred for acquiring assets that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.03% reduction in the expense ratio for the year ended August 31, 2006. (See Note 6.)

See Notes to Financial Statements.

                                CSI Equity Fund

CSI EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2006


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The CSI Equity Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in 1997 as a series of TWF which has allocated to the Fund 50,000,000 of its 1,050,000,000 shares of $.01 par value common stock.

The objective of the Fund is to seek to achieve growth of capital by investing in a portfolio composed of common stocks and securities convertible into common stocks, such as, warrants, convertible bonds, debentures or convertible preferred stock. In seeking to meet its objective, the Fund will invest on a global basis.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

Valuation. The Fund's securities are valued at current market prices. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate. Securities for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors. Depositary receipts are valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate.

Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Fin 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will have no impact on the financial statements.

                                CSI Equity Fund

Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Dividends are recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents. Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses. All income, expenses, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and transfer agency expenses are allocated to the particular class to which they are attributable. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.

Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share for the year ended August 31, 2006. As of August 31, 2006, there were no reclassifications.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI") provides investment services for an annual fee of 1.00% of average daily net assets of the Fund.

Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder services, recordkeeping, administrative and blue-sky filing services. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. Of the $43,251 of filing and registration fees expense incurred and the $63,853 of shareholder services and reports expense incurred, CSS received $5,715 and $2,300, respectively, for these services. For other administrative services, CSS receives 0.20% of average daily net assets of the Fund on the first $50 million, 0.15% per annum of the average daily net assets from $50 million to $100 million, and 0.10% per annum of the average daily net assets over $100 million. CSS has contractually agreed to waive its fees and reimburse the Fund for expenses in order to limit operating expenses to 1.49% of average daily net assets through August 31, 2006. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund's business ("extraordinary expenses"). During the year ended August 31, 2006, the Fund incurred $33,248 in legal fees associated with the acquisition of assets as discussed in Note 6, herein. Such expense is excluded from the operating expense limitation agreement. For the year ended August 31, 2007, CSS earned $177,082 in administrative fees, of which $56,660 was waived.

The Administrator will be entitled to reimbursement of fees waived or remitted by the Administrator to the Fund. The total amount of reimbursement recoverable by the Administrator is the sum of all fees previously waived or remitted by the Administrator to the Fund during any of the previous three years,

                                CSI Equity Fund
less any reimbursement previously paid by the Fund to the Administrator with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of August 31, 2006 was $99,766 of which $43,106 expires August 31, 2008 and $56,660 expires August 31, 2009.

First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. For the year ended August 31, 2006, FDCC received no fees and commissions from the sale of Fund shares. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 90 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the year ended August 31, 2006, the CDSC for Fund shares redeemed was $5,875.

The Fund has adopted a Distribution Plan (the "Plan") for Class A Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.35% of average daily net assets attributable to its Class A shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A shares. As of August 31, 2006, there were $6,662 in Class A 12b-1 expenses incurred.

Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $54,783, for its services for the year ended August 31, 2006.

Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. CFA received $40,220 for its services for the year ended August 31, 2006.

Certain officers and/or an interested director of the Fund are also officers and/or director of FDCC, CSI, CSS, CFA and FSI.

NOTE 3 - INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended August 31, 2006, aggregated $10,102,078 and $47,559,216, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

                                CSI Equity Fund

The tax character of distributions paid during the year ended August 31, 2006 and the year ended August 31, 2005 was as follows:

                                       Year Ended      Year Ended
                                     August 31, 2006 August 31, 2005
                                     -------------------------------
            Distributions paid from:
            Ordinary income             $887,364        $211,063
                                        ========        ========

As of August 31, 2006 the components of distributable earnings on a tax basis were as follows:

  Undistributed net investment income                            $   622,341
  Accumulated net realized gain (loss) on investments              2,618,467
  Capital loss carryforward limitation in connection with merger    (337,733)
  Net unrealized appreciation on investments                      20,618,935
                                                                 -----------
                                                                 $23,522,010
                                                                 ===========

   For the Fund, $337,733 of capital loss carryover related to the acquisition of the Matterhorn Growth Fund, Inc. on March 1, 2006 is remaining to be recognized over the next two years. This amount is subject to an annual limitation of $178,381 under tax rules.

   Cost for Federal Income tax purpose is $72,880,389 and net unrealized appreciation consists of:

                   Gross unrealized appreciation $22,560,675
                   Gross unrealized depreciation  (1,941,740)
                                                 -----------
                   Net unrealized appreciation   $20,618,935
                                                 ===========


                                CSI Equity Fund

NOTE 5 - CAPITAL STOCK TRANSACTIONS

    Capital stock transactions for each class of shares were:

                                                 A Class
                                           --------------------
                                               Period Ended
                                             August 31, 2006*
                                           --------------------
                                            Shares     Value
                                           --------------------
                Shares sold                  2,287  $   38,235
                Shares acquired in merger* 247,958   4,059,066
                Shares redeemed            (34,215)   (575,103)
                                           -------  ----------
                Net increase (decrease)    216,030  $3,522,198
                                           =======  ==========

                                Investor Class         Institutional Class
                                  Year Ended               Year Ended
                                August 31, 2006          August 31, 2006
                           -------------------------------------------------
                             Shares        Value      Shares       Value
                           -------------------------------------------------
   Shares sold                 10,552  $    175,261   227,308  $  3,674,052
   Shares reinvested           25,190       405,861    29,030       467,376
   Shares redeemed         (1,797,144)  (29,200,224) (719,472)  (11,733,919)
                           ----------  ------------  --------  ------------
   Net increase (decrease) (1,761,402) $(28,619,102) (463,134) $ (7,592,491)
                           ==========  ============  ========  ============

                                Investor Class         Institutional Class
                                  Year Ended               Year Ended
                                August 31, 2005          August 31, 2005
                           -------------------------------------------------
                             Shares        Value      Shares       Value
                           -------------------------------------------------
   Shares sold                 82,517  $  1,240,557   530,120  $  7,943,378
   Shares reinvested            7,940       122,587     5,690        87,720
   Shares redeemed           (423,802)   (9,632,786) (423,802)   (6,420,788)
                           ----------  ------------  --------  ------------
   Net increase (decrease)   (544,090) $ (8,269,642)  112,008  $  1,610,310
                           ==========  ============  ========  ============

* Shares were acquired March 1, 2006.

NOTE 6 - ACQUISITION OF ASSETS

On December 9, 2005, the shareholders of The Matterhorn Growth Fund, Inc. ("Matterhorn") approved an Agreement and Plan of Reorganization between Matterhorn and the CSI Equity Fund whereby substantially all of the assets and stated liabilities of Matterhorn were transferred to the CSI Equity Fund. Matterhorn shareholders received Class A shares of the Fund (247,958 shares) in exchange for their Matterhorn shares (798,866 shares). No gain or loss for federal income tax purposes was recognized on the exchange. The actual exchange took place March 1, 2006. The CSI Equity Fund Class A (the "Acquiring Fund") acquired the assets and assumed the liabilities of Matterhorn Growth Fund, Inc. (the "Acquired Fund") in a tax-free reorganization in exchange for Class A shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the schedule of changes in net assets. Net assets and unrealized appreciation as of the reorganization date were as follows:

                                           Total net assets of
---------------------------------------------------------------------------------------------------------------
   Total net assets of         Total net assets of        Acquiring Fund after      Acquired Fund Unrealized
      Acquired Fund              Acquiring Fund                Acquisition                Appreciation
---------------------------------------------------------------------------------------------------------------
       $4,059,066                  $97,721,458                $101,780,524                  $278,866

                                CSI Equity Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors World Funds, Inc.
Richmond, Virginia

We have audited the accompanying statement of assets and liabilities of the CSI Equity Fund, a series of The World Funds, Inc., including the schedule of portfolio investments as of August 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the CSI Equity Fund as of August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
October 13, 2006

                                CSI Equity Fund

The World Funds, Inc.
(the "Company")

Supplemental Information (unaudited)

Information pertaining to the directors and officers of the Fund is set forth below. The Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling, toll-free, (800) 527-9525.

-------------------------------------------------------------------------------------------
                                                                                  Other
                                                                              Directorships
                                                                              by Directors
                         Position(s)  Number of                                and Number
                          Held with   Funds in                                 of Funds in
                           Company     Company     Principal Occupation(s)     the Complex
Name, Address and Age    and Tenure   Overseen     During the Past 5 Years      Overseen
-------------------------------------------------------------------------------------------
Interested Directors:
-------------------------------------------------------------------------------------------
*John Pasco, III         Chairman,       10     Mr. Pasco is Treasurer and a    The World
8730 Stony Point Parkway Director and           Director of Commonwealth        Insurance
Suite 205                Treasurer              Shareholder Services, Inc.      Trust - 1
Richmond, VA 23235       since May,             ("CSS"), the Company's          Fund
(61)                     1997                   Administrator, since 1985;
                                                President and Director of
                                                First Dominion Capital
                                                Corp. ("FDCC"), the
                                                Company's underwriter;
                                                President and Director of
                                                Fund Services, Inc., the
                                                Company's Transfer and
                                                Disbursing Agent since 1987;
                                                President and Treasurer of
                                                Commonwealth Capital
                                                Management, Inc.
                                                (investment adviser) since
                                                1983, which also owns an
                                                interest in the investment
                                                adviser to the Third
                                                Millennium Russia Fund,
                                                another fund of the
                                                Company; President of
                                                Commonwealth Capital
                                                Management, LLC, the
                                                adviser to the Eastern
                                                European Equity Fund Series
                                                of the Company since
                                                November 2004, and the
                                                adviser to the GenomicsFund
                                                series of the Company, since
                                                December, 2000; President
                                                and Director of
                                                Commonwealth Fund
                                                Accounting, Inc. since 2004,
                                                which provides bookkeeping
                                                services to the Company; and
                                                Chairman and Trustee of
                                                The World Insurance Trust,
                                                a registered investment
                                                company, since May, 2002.
                                                Mr. Pasco is also a certified
                                                public accountant.
-------------------------------------------------------------------------------------------

                                CSI Equity Fund

-------------------------------------------------------------------------------------------
                                                                                  Other
                                                                              Directorships
                                                                              by Directors
                         Position(s) Number of                                 and Number
                          Held with  Funds in                                  of Funds in
                           Company    Company     Principal Occupation(s)      the Complex
Name, Address and Age    and Tenure  Overseen     During the Past 5 Years       Overseen
-------------------------------------------------------------------------------------------
Non-Interested Directors:
-------------------------------------------------------------------------------------------
Samuel Boyd, Jr.         Director       10     Retired. Manager of the        The World
8730 Stony Point Parkway since May,            Customer Services              Insurance
Suite 205                1997                  Operations and Accounting      Trust - 1
Richmond, VA 23235                             Division of the Potomac        Fund; Satuit
(66)                                           Electric Power Company         Capital
                                               from August, 1978 until        Management
                                               April, 2005; a Trustee of The  Trust - 1
                                               World Insurance Trust, a       Fund
                                               registered investment
                                               company, since May, 2002; a
                                               Trustee of Satuit Capital
                                               Management Trust, a
                                               registered investment
                                               company, since October,
                                               2002; and a Trustee of Janus
                                               Advisors Series Trust, a
                                               registered investment
                                               company, from 2003 to
                                               2005.
-------------------------------------------------------------------------------------------
William E. Poist         Director       10     Mr. Poist is a financial and   The World
8730 Stony Point Parkway since May,            tax consultant through his     Insurance
Suite 205                1997                  firm Management Funds          Trust - 1
Richmond, VA 23235                             Consulting for Professionals   Fund; Satuit
(69)                                           since 1968; a Trustee of       Capital
                                               Satuit Capital Management      Management
                                               Trust, a registered investment Trust - 1
                                               company, since November,       Fund
                                               2003; and a Trustee of The
                                               World Insurance Trust, a
                                               registered investment
                                               company, since May, 2002.
                                               Mr. Poist is also a certified
                                               public accountant.
-------------------------------------------------------------------------------------------

                                CSI Equity Fund

------------------------------------------------------------------------------------------
                                                                                 Other
                                                                             Directorships
                                                                             by Directors
                         Position(s) Number of                                and Number
                          Held with  Funds in                                 of Funds in
                           Company    Company     Principal Occupation(s)     the Complex
Name, Address and Age    and Tenure  Overseen     During the Past 5 Years      Overseen
------------------------------------------------------------------------------------------
Paul M. Dickinson        Director       10     Mr. Dickinson is President of The World
8730 Stony Point Parkway since May,            Alfred J. Dickinson, Inc.     Insurance
Suite 205                1997                  Realtors since April, 1971; a Trust - 1
Richmond, VA 23235                             Trustee of Satuit Capital     Fund; Satuit
(58)                                           Management Trust, a           Capital
                                               registered investment         Management
                                               company, since November,      Trust - 1
                                               2003; and Trustee of The      Fund
                                               World Insurance Trust, a
                                               registered investment
                                               company, since May, 2002.
------------------------------------------------------------------------------------------

                                CSI Equity Fund

-------------------------------------------------------------------------------------------
                                                                                  Other
                                                                              Directorships
                                                                              by Directors
                        Position(s)  Number of                                 and Number
                         Held with    Fund in                                  of Funds in
                          Company     Company     Principal Occupation(s)      the Complex
Name, Address and Age   and Tenure   Overseen     During the Past 5 Years       Overseen
-------------------------------------------------------------------------------------------
Officers:
-------------------------------------------------------------------------------------------
*Leland H. Faust        President of    N/A    Mr. Faust is President of CSI       N/A
One Montgomery Street   the CSI                Capital Management, Inc., a
Suite 2525              Equity Fund            registered investment adviser,
San Francisco, CA 94104 series since           since 1978. Mr. Faust is also
(59)                    October,               a partner in the law firm
                        1997                   Taylor & Faust since
                                               September, 1975.
-------------------------------------------------------------------------------------------
*John T. Connor, Jr.    Vice            N/A    Mr. Connor is President of          N/A
1185 Avenue of the      President of           Third Millennium Investment
Americas, 32/nd/ Floor  the                    Advisors, LLC, a registered
New York, NY 10036      Company                investment adviser, since
(64)                    and                    April, 1998; Chairman of
                        President of           ROSGAL Insurance since
                        the Third              1993; and Director of Teton
                        Millennium             Petroleum Company since
                        Russia Fund            1993.
                        series since
                        October,
                        1998
-------------------------------------------------------------------------------------------
*Robert J. Sullivan     Vice            N/A    Chairman, President and             N/A
2807 Gaston Gate        President of           Treasurer of Satuit Capital
Mt. Pleasant, S.C 29466 the                    Management Trust, an open-
(45)                    Company                end investment management
                        and                    company, since December,
                        President of           2000; and Managing
                        the                    Director and Investment
                        Genomics               Officer of Satuit Capital
                        Fund series            Management, LLC, a
                        since                  registered investment adviser,
                        January,               since June, 2000.
                        2003
-------------------------------------------------------------------------------------------
*Gunter Faschang        Vice            N/A    Vice President, Vontobel            N/A
450 Park Avenue         President of           Asset Management
New York, NY 10022      the                    (investment adviser) since
(33)                    Company                2001 and head of Eastern
                        and                    European equity
                        President of           management and research,
                        the Eastern            Vontobel Asset Management
                        European               AG since 2001.
                        Equity Fund
                        series since
                        May, 2001
-------------------------------------------------------------------------------------------

                                CSI Equity Fund

-----------------------------------------------------------------------------------------
                                                                                Other
                                                                            Directorships
                                                                            by Directors
                       Position(s)  Number of                                and Number
                        Held with    Fund in                                 of Funds in
                         Company     Company     Principal Occupation(s)     the Complex
Name, Address and Age  and Tenure   Overseen     During the Past 5 Years      Overseen
-----------------------------------------------------------------------------------------
Officers (continued):
-----------------------------------------------------------------------------------------
*Jeffrey W. Taylor     Vice            N/A    Chief Operating Officer of         N/A
518 - 17th Street      President of           Dividend Capital Investments
Suite 1700             the                    LLC (investment adviser)
Denver, CO 80202       Company,               since 2005; Vice President of
(33)                   and                    Business Services from 2004
                       President of           to 2005; Product Manager,
                       the Dividend           INVESCO Inc. from July
                       Capital                2003 to January 2004;
                       Realty                 Manager of Marketing and
                       Income                 Business Analytics,
                       Fund Series            INVESCO Funds Group Inc.
                       since March            from 1999 to 2003.
                       2006
-----------------------------------------------------------------------------------------
*J. Allen Gray         Vice            N/A    Managing Partner at Osprey         N/A
Shrewsbury Executive   President of           Partners Investment
Center II,             the                    Management, LLC since
1040 Broad Street,     Company                2004; Principal at Osprey
Shrewsbury, New Jersey and                    Partners Investment
07702                  President of           Management, LLC from
(45)                   the Osprey             2002 to 2004; Senior Vice
                       Concentrated           President at Osprey Partners
                       Large Cap              Investment Management,
                       Value Equity           LLC from 1999 to 2002.
                       Fund Series
                       since
                       September
                       2006
-----------------------------------------------------------------------------------------
Karen M. Shupe         Secretary       N/A    Executive Vice President of        N/A
8730 Stony Point Pkwy  since 2005             Administration and
Suite 205              and                    Accounting, Commonwealth
Richmond, VA 23235     Treasurer              Shareholder Services, Inc.
(42)                   since 2006             since 2003.
-----------------------------------------------------------------------------------------

                                CSI Equity Fund

--------------------------------------------------------------------------------------
                                                                             Other
                                                                         Directorships
                                                                         by Directors
                      Position(s) Number of                               and Number
                       Held with   Fund in                                of Funds in
                        Company    Company    Principal Occupation(s)     the Complex
Name, Address and Age and Tenure  Overseen    During the Past 5 Years      Overseen
--------------------------------------------------------------------------------------
Officers (continued):
--------------------------------------------------------------------------------------
Peter L. Smith        Chief          N/A    Chief Compliance Officer,         N/A
4834 Langdrum Lane    Compliance            American Pension Investors
Chevy Chase, MD 20815 Officer               Trust (investment company);
(74)                  since 2004            Yorktown Management &
                                            Research Company, Inc.
                                            (investment adviser), First
                                            Dominion Capital Corp.
                                            (broker-dealer), World
                                            Insurance Trust (investment
                                            company), Satuit Capital
                                            Management Trust
                                            (investment company) and
                                            Commonwealth Capital
                                            Management, LLC
                                            (investment adviser) since
                                            2004; Chief Compliance
                                            Officer of Third Millennium
                                            Investment Advisors, LLC
                                            since 2005; Director of
                                            Compliance, AmeriMutual
                                            Funds Distributor from 2003
                                            to 2006; Senior Compliance
                                            Officer, Mutual Fund
                                            Services, FBR National Bank
                                            and Trust from 2002 to
                                            2003; and Senior Vice
                                            President of Operations,
                                            Administration and
                                            Compliance, Monument
                                            Funds; Principal of
                                            Monument Distributors, Inc.
                                            (broker-dealer) from 1998 to
                                            2001.
--------------------------------------------------------------------------------------

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.

                                CSI Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

   The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference room in Washington, D.C. Information on the Operation of the Public Reference room may be obtained by calling 1-800-SEC-0330.

                                CSI Equity Fund

Investment Adviser:

   CSI Capital Management, Inc.
     445 Bush Street, 5/th/ Floor
     San Francisco, California 94108-3725

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

   Tait, Weller and Baker LLP
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to CSI Equity Fund Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call CSI Funds at (800) 527-9525, Toll Free or visit our website at www.theworldfunds.com.

Dear Shareholder,

      In last year's letter, I wrote about two concepts that I would bring to the Fund that I felt would help to provide long term value to shareholders. Those two concepts were diversification and fundamentals. These concepts are still evident in the Fund today.

      With respect to diversification, over the last 10 years the number of companies that are, or will be deriving a substantial amount of their revenues from advances in the Genomics industry, has increased dramatically. Beginning with more technology-like companies, the industry has expanded to include drug discovery, testing, lab services and products, and marketing. In general, the Fund currently consists of equal weights of each of those types of companies. The result is a more diversified portfolio that has eliminated some volatility while still capturing significant upside.

      With respect to fundamentals, some would argue; "fundamentals and investing in Genomics is an oxymoron". However, an interesting development occurred over the last 10 years in this industry; 10 years actually occurred! My point is that companies in the industry have had more time to develop new targets, new treatments, new products and applications. Treatments, which were brand new 7 years ago, are now reaching their stride and providing real revenues (and eventually earnings per share) to the companies participating in them. And "pipelines" which are the assets of these companies, have had additional years to be tested, mature and move from trials to the market place.

      For the fiscal year ended August 2006 the fund returned (6.34%). Over the same time period, the S & P 500 Index and the NASDAQ Composite Indexes returned 6.84% and 1.47% respectively. Additionally, the AMEX Bio Tech index (BTK) gained 6.54%. Further, for the five years ending August 31, 2006 the fund returned, on an annualized basis, (6.46%) versus the S & P 500 Index and the NASDAQ Composite Indexes returns of 2.84% and 3.88% respectively and the BTK index return of 4.60%. Finally, since taking over as the Fund manager (January 15th, 2003), the fund has returned 17.82% on an annualized basis.

      As I mentioned in last year's letter, 2003 marked the 50th anniversary of the discovery of the double helix structure of DNA. Watson and Crick (using a technology called X-ray crystallography) discovered that DNA copies hereditary material over and over again. Since the time of their discovery, the Bio-Technology Industry has grown 1000 fold in terms of companies to invest in. In terms of Genomics, a real industry has also developed as well to include not only classic science but also R & D, testing, marketing and sales services, lab products and equipment. As the portfolio manager of GENEX, I will continue to create a portfolio of diversified companies that are benefiting from advances in the Genomics industry. At the same time, the companies I invest in will have some form of fundamentals. I am confident that focusing on diversification and fundamentals will create value and superior returns for shareholders over the long term.

Sincerely,

Robert J. Sullivan
Portfolio Manager - GENEX
Chief Investment Officer
Satuit Capital Management, LLC

COMPARISON OF $10,000 INVESTMENT IN
GENOMICSFUND VS. NASDAQ COMPOSITE INDEX

                                    [CHART]

                   GENOMICSFUND           NASDAQ COMPOSITE INDEX
                   ------------           ----------------------
 3/1/00               10.0                        10.0
8/31/00               10.5                         8.8
8/31/01                4.5                         3.8
8/31/02                1.7                         2.7
8/31/03                2.6                         3.8
8/31/04                2.6                         3.8
8/31/05                3.4                         4.5
8/31/06                3.2                         4.6

           Past performance is not predictive of future performance.

         Average Annual Total Return for Period Ended August 31, 2006*

                                Since Inception
1 Year          5 Year              *3/1/00
------          ------          ---------------
(6.34%)         (6.46%)             (16.04%)

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and SmallCap stocks.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)COMPARISON OF $10,000 INVESTMENT IN
GENOMICSFUND VS. NASDAQ COMPOSITE INDEX

                                    [CHART]

                   GENOMICSFUND           NASDAQ COMPOSITE INDEX
                   ------------           ----------------------
 3/1/00               10.0                        10.0
8/31/00               10.5                         8.8
8/31/01                4.5                         3.8
8/31/02                1.7                         2.7
8/31/03                2.6                         3.8
8/31/04                2.6                         3.8
8/31/05                3.4                         4.5
8/31/06                3.2                         4.6

           Past performance is not predictive of future performance.

         Average Annual Total Return for Period Ended August 31, 2006*

                                Since Inception
1 Year          5 Year              *3/1/00
------          ------          ---------------
(6.34%)         (6.46%)             (16.04%)

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and SmallCap stocks.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

GENOMICSFUND

Fund Expenses Example

      As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2006 and held for the six months ended August 31, 2006.

Actual Expenses Example

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                              Beginning       Ending      Expenses Paid During the Period*
                            Account Value  Account Value       March 1, 2006 through
                            March 1, 2006 August 31, 2006         August 31, 2006
------------------------------------------------------------------------------------------
Actual                         $1,000        $  858.73                 $8.90
------------------------------------------------------------------------------------------
Hypothetical                   $1,000        $1,015.50                 $9.65
(5% return before expenses)
------------------------------------------------------------------------------------------

*--Expensesare equal to the Fund's annualized expense ratio of 1.90%, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

Portfolio Holdings, by Sector, as Percentage of Net Assets

                                  GenomicsFund
            Portfolio Holdings by Sector, as Percentage of Net Assets
                                 as of 8/31/2006

                                     [CHART]

                     Biopharmaceuticals
 Biopharmaceuticals  & Biotherapeutics
 & Biotherapeutics     (products in      Bioinformatics
   (FDA approved         clinical          & Analysis
     products)          development)      Technologies      Other assets,net
  --------------     ----------------    --------------    -----------------
     29.85%               28.76%              38.92%             2.47%

                                Industry Sectors

                                 GENOMICSFUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                August 31, 2006

       Number                                                    Market
       of Shares Security Description                            Value
       --------- --------------------                          ----------

                 COMMON STOCKS:                         97.53%

                 BIOPHARMACEUTICALS &
                 BIOTHERAPEUTICS:                       29.85%
                 (companies with FDA approved products)
         7,000   Celegene Corp.*                               $  284,830
         8,600   Genentech, Inc.*                                 709,672
         5,300   Gilead Sciences Inc.*                            336,020
        10,700   Telik, Inc.*                                     190,781
                                                               ----------
                                                                1,521,303
                                                               ----------

                 BIOPHARMACEUTICALS &
                 BIOTHERAPEUTICS:                       28.76%
                 (companies with products in clinical
                 development)
        22,200   Alnylam Pharmaceuticals Inc.*                    289,044
         2,400   Amgen Inc.*                                      163,032
        20,400   Atherogenics Inc.*                               285,600
        32,400   Cell Genesys, Inc.*                              161,676
         8,600   CV Therapeutics Inc.*                             96,750
        17,600   Human Genome Sciences*                           197,648
        25,200   ISIS Pharmaceuticals*                            192,528
        16,000   Neopharm, Inc.*                                   79,520
                                                               ----------
                                                                1,465,798
                                                               ----------

                 BIOINFORMATICS AND ANALYSIS
                 TECHNOLOGIES:                          38.92%
         5,000   Affymetrix, Inc.*                                106,550
        32,000   Caliper Life Science*                            167,040
         5,900   Charles River Laboratories*                      239,776
         6,300   Digene Corporation*                              262,395
        18,000   Exelixis, Inc.*                                  175,140
         3,500   Fisher Scientific*                               273,805
         3,800   Gen-Probe, Inc*                                  184,718
         6,700   Inventiv Health, Inc.*                           208,571

         Number                                               Market
         of Shares Security Description                       Value
         --------- --------------------                     ----------

                   BIOINFORMATICS AND ANALYSIS
                   TECHNOLOGIES (continued):
           8,000   PDL Biopharma, Inc.*                     $  157,600
          45,000   Sonus Pharmaceutical*                       207,900
                                                            ----------
                                                             1,983,495
                                                            ----------

                   TOTAL INVESTMENTS:
                   (Cost: $5,402,711)                97.53%  4,970,596
                   Other assets, net of liabilities   2.47%    125,908
                                                    ------  ----------
                   NET ASSETS                       100.00% $5,096,504
                                                    ======  ==========

*  Non-income producing

See Notes to Financial Statements

GENOMICSFUND
STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $5,402,711) (Note 1)                         $  4,970,596
 Cash                                                                                       128,215
 Prepaid assets                                                                              10,153
                                                                                       ------------
   TOTAL ASSETS                                                                           5,108,964
                                                                                       ------------

LIABILITIES
 Advisor fees payable                                                                         7,188
 Accrued 12b-1 fees                                                                           1,062
 Accrued administration fee                                                                   3,863
 Other accrued expenses                                                                         347
                                                                                       ------------
   TOTAL LIABILITIES                                                                         12,460
                                                                                       ------------

NET ASSETS                                                                             $  5,096,504
                                                                                       ============
 NET ASSETS CONSIST OF:
 Paid-in-capital applicable to 1,644,225 $0.01 par value shares of beneficial interest
   outstanding; 50,000,000 shares authorized                                           $ 28,522,525
 Accumulated net realized gain (loss) on investments                                    (22,993,906)
 Net unrealized appreciation (depreciation) of investments                                 (432,115)
                                                                                       ------------
 Net Assets                                                                            $  5,096,504
                                                                                       ============
 NET ASSET VALUE PER SHARE
   ($5,096,504/ 1,644,225 shares outstanding)                                          $       3.10
                                                                                       ============

See Notes to Financial Statements.

GENOMICSFUND
STATEMENT OF OPERATIONS

Year Ended August 31, 2006
--------------------------------------------------------------------------------

INVESTMENT INCOME
 Interest                                                            $   3,466
                                                                     ---------
 Total investment income                                                 3,466
                                                                     ---------
EXPENSES
 Investment advisory fees (Note 2)                                      59,182
 12b-1 fees (Note 2)                                                    14,795
 Custody fees                                                            4,931
 Accounting fees (Note 2)                                               18,000
 Recordkeeping and administrative services (Note 2)                     15,000
 Registration fees (Note 2)                                             25,074
 Transfer agent fees (Note 2)                                           20,840
 Shareholder servicing and reports (Note 2)                             27,655
 Professional fees                                                      14,585
 Compliance fees                                                         1,390
 Directors fees                                                          8,400
 Insurance                                                               2,434
 Miscellaneous                                                          10,590
                                                                     ---------
   Total expenses                                                      222,876
   Custody credits (Note 3)                                             (3,492)
   Fee waivers and reimbursed expenses (Note 2)                       (106,744)
                                                                     ---------
   Expenses, net                                                       112,640
                                                                     ---------
 Net investment income (loss)                                         (109,174)
                                                                     ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investment                                209,424
 Change in net unrealized appreciation (depreciation) on investments  (527,910)
                                                                     ---------
 Net realized and unrealized gain (loss) on investments               (318,486)
                                                                     ---------
 Increase (decrease) in net assets from operations                   $(427,660)
                                                                     =========

See Notes to Financial Statements

GENOMICSFUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     Year ended      Year ended
                                                                   August 31, 2006 August 31, 2005
                                                                   --------------- ---------------
Increase (Decrease) in Net Assets
OPERATIONS
 Net investment income (loss)                                        $  (109,174)    $  (101,287)
 Net realized gain (loss) on investments                                 209,424         723,055
 Change in net unrealized appreciation/depreciation on investments      (527,910)      1,092,572
                                                                     -----------     -----------
 Increase (decrease) in net assets from operations                      (427,660)      1,714,340
                                                                     -----------     -----------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
 Shares sold                                                           1,036,909       2,124,593
 Shares redeemed                                                      (1,885,541)     (3,050,645)
                                                                     -----------     -----------
 Increase (decrease) in net assets from capital share transactions      (848,632)       (926,052)
                                                                     -----------     -----------

NET ASSETS
 Increase (decrease) during year                                      (1,276,292)        788,288
 Beginning of year                                                     6,372,796       5,584,508
                                                                     -----------     -----------
End of year                                                          $ 5,096,504     $ 6,372,796
                                                                     ===========     ===========

See Notes to Financial Statements

GENOMICSFUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                                 Year ended August 31,
                                                          --------------------------------------------------------------------
                                                              2006        2005         2004           2003           2002
                                                          ------        -------   -------        -------        -------
NET ASSET VALUE
Beginning of year                                         $ 3.31        $  2.48   $  2.53        $  1.66        $  4.33
                                                          ------        -------   -------        -------        -------
Investment activities
  Net investment income (loss)                             (0.07)         (0.05)    (0.06)         (0.04)         (0.06)
  Net realized and unrealized gain (loss) on investments   (0.14)          0.88      0.01           0.91          (2.61)
                                                          ------        -------   -------        -------        -------
  Total from investment activities                         (0.21)          0.83     (0.05)          0.87          (2.67)
                                                          ------        -------   -------        -------        -------
Net asset value, end of year                              $ 3.10        $  3.31   $  2.48        $  2.53        $  1.66
                                                          ======        =======   =======        =======        =======
Ratios/Supplemental Data
Total Return                                               (6.34%)        33.47%    (1.98%)        52.41%        (61.66%)
                                                          ======        =======   =======        =======        =======
Ratio to average net assets/ (A)/
  Expenses                                                  1.96%/(B)/     1.90%     1.94%/(B)/     1.95%/(B)/     1.94%/(B)/
  Expense ratio--net                                        1.90%/(C)/     1.90%     1.90%/(C)/     1.90%/(C)/     1.90%/(C)/
  Net investment loss                                      (1.84%)/(C)/   (1.64%)   (1.82%)/(C)/   (1.90%)/(C)/   (1.90%)/(C)/
Portfolio turnover rate                                    34.60%        305.38%   159.84%        134.87%         74.15%
Net assets, end of year (000's)                           $5,097        $ 6,373   $ 5,585        $ 9,798        $ 7,513

/(A)/Management fee waivers and reimbursements reduced the expense ratio and reduced net investment loss ratio by 1.80% for the year ended August 31, 2006; 1.86% for the year ended August 31, 2005; 1.69% for the year ended August 31, 2004; 1.51% for the year ended August 31, 2003, and 0.89% for the year ended August 31, 2002.
/(B)/Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and after deduction of management fee waivers and reimbursements.
/(C)/Expense and net investment income ratios -- reflect the net effects of the management fee waivers and reimbursements and custodian fee credits the Fund received.

See Notes to Financial Statements

GENOMICSFUND
NOTES TO THE FINANCIAL STATEMENTS

August 31, 2006
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The GenomicsFund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established on March 1, 2000 as a series of TWF which has allocated to the Fund 50,000,000 of its 1,050,000,000 shares of $.01 par value common stock.

      The objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities of companies principally engaged in genomics or genomics-related businesses.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

Valuation

      The Fund's securities are valued at current market prices. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other securities for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Fund's net asset value is determined as of such times.

Federal Income Taxes

      The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has a capital loss carryforward of $22,979,064 available to offset future capital gains, if any, of which $8,679,205 expires in 2010, $8,378,666 which expires in 2011 and $5,921,193 which expires in 2012.

      On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Fin 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will have no impact on the financial statements.

Security Transactions and Income

      Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and cash equivalents

      Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

      In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassification of Capital Accounts

      Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2006, the fund decreased undistributed net investment loss by $109,174 and decreased paid in capital by $109,174.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

      Pursuant to an Investment Advisory Agreement, the Advisor, Commonwealth Capital Management, LLC (CCM) provides investment services for an annual fee of 1.00% on the first $250 million average daily net assets of the Fund; 0.875% on average daily net assets of the Fund in excess of $250 million and not more than $500 million; and, 0.75% on average daily net assets of the Fund over $500 million. CCM has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses for the Fund are limited to 1.90% through August 31, 2007. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund's business ("extraordinary expenses"). The advisor has entered into a sub-advisory agreement with Satuit Capital Management, LLC ("Satuit"), the sub-advisor, pursuant to which Satuit furnishes sub-advisory services to the adviser for the benefit of the GenomicsFund. The fees of the sub-advisor are paid by the Advisor from its advisory fee. For the year ended August 31, 2006, CCM earned and waived $51,994 in advisory fees and reimbursed expenses of $54,750.

      CCM may be entitled to reimbursement of fees waived or expenses paid on behalf of the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or expenses paid on behalf of the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to CCM with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of August 31, 2006 was $590,180 and expires as follows:

                            Year Expiring    Amount
                            -------------   --------
                            August 31, 2007 $120,933
                            August 31, 2008  124,666
                            August 31, 2009  123,021
                            August 31, 2010  114,816
                            August 31, 2011  106,744
                                            --------
                               Total        $590,180
                                            ========

      The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or the advisor may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund or the advisor may incur such distribution expenses at the rate of 0.25% per annum on the Fund's average net assets. For the year ended August 31, 2006, there was $14,795 of distribution expenses incurred.

      First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. No underwriting fees were received by FDCC for the year ended August 31, 2006. FDCC also receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 360 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the year ended August 31, 2006, the CDSC for Fund shares redeemed was $6,511.

      Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. Of the $25,074 of filing and registration fees expense incurred and the $27,655 of shareholder services and reports expense incurred, CSS received $2,820 and $2,098, respectively, for these services. For other administrative services, CSS receives 0.20% of average daily net assets, with a $15,000 annual minimum. CSS received $15,000 for its services for the year ended August 31, 2006.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent FSI received $20,840 for its services for the year ended August 31, 2006.

      Commonwealth Fund Accounting ("CFA") is the Fund's Accounting Agent. CFA received $18,000 for its services for the year ended August 31, 2006.

      Certain officers and/or an interested director of the Fund are also officers and/or director of FDCC, CCM, CSS, CFA and FSI.

NOTE 3 - INVESTMENTS/CUSTODY

      The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended August 31, 2006, aggregated $2,195,654 and $1,838,088, respectively.

      The custodian has provided credits in the amount of $3,492 against custodian charges based on credits of cash balances of the Fund.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. There were no distributions paid during the year ended August 31, 2006 or the year ended August 31, 2005.

      As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

    Accumulated net realized gain (loss) on investments       $(22,979,064)
    Net unrealized appreciation (depreciation) on investments     (446,957)
                                                              ------------
    Total                                                     $(23,426,021)
                                                              ============

      The difference between book basis of ($432,115) and tax basis of ($446,957) unrealized appreciation (depreciation) is attributable primarily to the tax deferral on wash sales.

      Cost for Federal Income tax purpose is $5,417,553 and net unrealized appreciation (depreciation) on investments consists of:

      Gross unrealized appreciation on investments              $ 348,374
      Gross unrealized depreciation on investments               (795,331)
                                                                ---------
      Net unrealized appreciation (depreciation) on investments $(446,957)
                                                                =========

NOTE 5 - CAPITAL STOCK TRANSACTIONS

      Summary of capital share transactions for each class of shares were:

                                  Year ended              Year ended
                               August 31, 2006         August 31, 2005
                            ---------------------  -----------------------
                             Shares      Value       Shares       Value
                            --------  -----------  ----------  -----------
    Shares sold              305,057  $ 1,036,909     735,195  $ 2,124,593
    Shares redeemed         (583,941)  (1,885,541) (1,063,955)  (3,050,645)
                            --------  -----------  ----------  -----------
    Net increase (decrease) (278,884) $  (848,632)   (328,760) $  (926,052)
                            ========  ===========  ==========  ===========

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
World Funds, Inc.
Richmond, Virginia

      We have audited the accompanying statement of assets and liabilities of the Genomics Fund, a series of The World Funds, Inc., including the schedule of portfolio investments as of August 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the Genomics Fund as of August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
October 13, 2006

THE WORLD FUNDS, INC.
(the "Company")

SUPPLEMENTAL INFORMATION (unaudited)

      Information pertaining to the directors and officers of the Fund is set forth below. The Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling, toll-free, (800) 527-9525.

Name, Address and Age Position(s) Held Number of Principal Occupation(s)               Other
                      with Company     Funds in  During the Past 5 Years               Directorships by
                      and Tenure       Company                                         Directors and
                                       Overseen                                        Number of Funds
                                                                                       in the Complex
                                                                                       Overseen
-------------------------------------------------------------------------------------------------------
Interested Directors:
-------------------------------------------------------------------------------------------------------
 * John Pasco, III    Chairman,           10     Mr. Pasco is Treasurer and a Director  The World
 8730 Stony Point     Director and               of Commonwealth Shareholder            Insurance
 Parkway              Treasurer since            Services, Inc. ("CSS"), the            Trust - 1 Fund
 Suite 205            May, 1997                  Company's Administrator, since
 Richmond, VA 23235                              1985; President and Director of First
 (61)                                            Dominion Capital Corp. ("FDCC"),
                                                 the Company's underwriter; President
                                                 and Director of Fund Services, Inc.,
                                                 the Company's Transfer and
                                                 Disbursing Agent since 1987;
                                                 President and Treasurer of
                                                 Commonwealth Capital Management,
                                                 Inc. (investment adviser) since 1983,
                                                 which also owns an interest in the
                                                 investment adviser to the Third
                                                 Millennium Russia Fund, another
                                                 fund of the Company; President of
                                                 Commonwealth Capital Management,
                                                 LLC, the adviser to the Eastern
                                                 European Equity Fund series of the
                                                 Company since November, 2004, and
                                                 the adviser to the GenomicsFund
                                                 series of the Company, since
                                                 December, 2000; President and
                                                 Director of Commonwealth Fund
                                                 Accounting, Inc. since 2004, which
                                                 provides bookkeeping services to the
                                                 Company; and Chairman and Trustee
                                                 of The World Insurance Trust, a
                                                 registered investment company, since
                                                 May, 2002. Mr. Pasco is also a
                                                 certified public accountant.
-------------------------------------------------------------------------------------------------------

Name, Address and Age Position(s) Held Number of Principal Occupation(s)                Other
                      with Company     Funds in  During the Past 5 Years                Directorships by
                      and Tenure       Company                                          Directors and
                                       Overseen                                         Number of Funds
                                                                                        in the Complex
                                                                                        Overseen
--------------------------------------------------------------------------------------------------------
Non-Interested Directors:
--------------------------------------------------------------------------------------------------------
 Samuel Boyd, Jr.      Director since     10     Retired. Manager of the Customer       The World
 8730 Stony Point      May, 1997                 Services Operations and Accounting     Insurance
 Parkway                                         Division of the Potomac Electric       Trust - 1 Fund;
 Suite 205                                       Power Company from August, 1978        Satuit Capital
 Richmond, VA 23235                              until April, 2005; a Trustee of The    Management
 (66)                                            World Insurance Trust, a registered    Trust - 1 Fund
                                                 investment company, since May,
                                                 2002; a Trustee of Satuit Capital
                                                 Management Trust, a registered
                                                 investment company, since October,
                                                 2002 and a Trustee of Janus Advisors
                                                 Series Trust, a registered investment
                                                 company from 2003 to 2005.
--------------------------------------------------------------------------------------------------------
 William E. Poist      Director since     10     Mr. Poist is a financial and tax       The World
 8730 Stony Point      May, 1997                 consultant through his firm            Insurance
 Parkway                                         Management Funds Consulting for        Trust - 1 Fund;
 Suite 205                                       Professionals since 1968; a Trustee of Satuit Capital
 Richmond, VA 23235                              Satuit Capital Management Trust, a     Management
 (69)                                            registered investment company, since   Trust - 1 Fund
                                                 November, 2003; and a Trustee of
                                                 The World Insurance Trust, a
                                                 registered investment company, since
                                                 May, 2002. Mr. Poist is also a
                                                 certified public accountant.
--------------------------------------------------------------------------------------------------------
 Paul M. Dickinson     Director since     10     Mr. Dickinson is President of Alfred   The World
 8730 Stony Point      May, 1997                 J. Dickinson, Inc. Realtors since      Insurance
 Parkway                                         April, 1971; a Trustee of Satuit       Trust - 1 Fund;
 Suite 205                                       Capital Management Trust, a            Satuit Capital
 Richmond, VA 23235                              registered investment company, since   Management
 (58)                                            November, 2003 and Trustee of The      Trust - 1 Fund
                                                 World Insurance Trust, a registered
                                                 investment company, since May,
                                                 2002.
--------------------------------------------------------------------------------------------------------

Name, Address and Age   Position(s) Held   Number of Principal Occupation(s)                Other
                        with Company       Funds in  During the Past 5 Years                Directorships by
                        and Tenure         Company                                          Directors and
                                           Overseen                                         Number of Funds
                                                                                            in the Complex
                                                                                            Overseen
------------------------------------------------------------------------------------------------------------
Officers:
------------------------------------------------------------------------------------------------------------
* Leland H. Faust       President of the      N/A    Mr. Faust is President of CSI Capital        N/A
One Montgomery Street   CSI Equity Fund              Management, Inc., a registered
Suite 2525              series since                 investment adviser, since 1978.
San Francisco, CA 94104 October, 1997                Mr. Faust is also a partner in the law
(59)                                                 firm Taylor & Faust since September,
                                                     1975.
------------------------------------------------------------------------------------------------------------
* John T. Connor, Jr.   Vice President of     N/A    Mr. Connor is President of Third             N/A
1185 Avenue of the      the Company and              Millennium Investment Advisors,
Americas, 32nd Floor    President of the             LLC, a registered investment adviser,
New York, NY 10036      Third Millennium             since April, 1998; Chairman of
(64)                    Russia Fund series           ROSGAL Insurance since 1993; and
                        since October,               Director of Teton Petroleum
                        1998                         Company since 1993.
------------------------------------------------------------------------------------------------------------
* Robert J. Sullivan    Vice President of     N/A    Chairman, President and Treasurer of         N/A
2807 Gaston Gate        the Company and              Satuit Capital Management Trust, an
Mt. Pleasant, S.C 29466 President of                 open-end investment management
(45)                    the GenomicsFund             company, since December, 2000 and;
                        series since                 Managing Director and Investment
                        January, 2003                Officer of Satuit Capital
                                                     Management, LLC, a registered
                                                     investment adviser since June, 2000.
------------------------------------------------------------------------------------------------------------

Name, Address and Age  Position(s) Held Number of Principal Occupation(s)                Other
                       with Company     Funds in  During the Past 5 Years                Directorships by
                       and Tenure       Company                                          Directors and
                                        Overseen                                         Number of Funds
                                                                                         in the Complex
                                                                                         Overseen
---------------------------------------------------------------------------------------------------------
Officers (continued):
---------------------------------------------------------------------------------------------------------
* Gunter Faschang      Vice President      N/A    Vice President, Vontobel Asset               N/A
450 Park Avenue        of the Company             Management (investment adviser)
New York, NY 10022     and President of           since 2001 and head of Eastern
(33)                   the Eastern                European equity management and
                       European Equity            research, Vontobel Asset
                       Fund series                Management AG since 2001.
                       since May 2001
---------------------------------------------------------------------------------------------------------
Jeffrey W. Taylor*     Vice President      N/A    Chief Operating Officer of Dividend          N/A
518 - 17th Street      of the Company,            Capital Investments LLC (investment
Suite 1700             and President of           adviser) since 2005; Vice President of
Denver, CO 80202       the Dividend               Business Services from 2004 to 2005;
(33)                   Capital Realty             Product Manager, INVESCO Inc.
                       Income Fund                from July 2003 to January 2004;
                       Series since               Manager of Marketing and Business
                       March 2006                 Analytics, INVESCO Funds Group
                                                  Inc. from 1999 to 2003.
---------------------------------------------------------------------------------------------------------
J. Allen Gray*         Vice President      N/A    Managing Partner at Osprey Partners          N/A
Shrewsbury Executive   of the Company             Investment Management, LLC since
Center II,             and President of           2004; Principal at Osprey Partners
1040 Broad Street,     the Osprey                 Investment Management, LLC from
Shrewsbury, New Jersey Concentrated               2002 to 2004; Senior Vice President
07702                  Large Cap                  at Osprey Partners Investment
(45)                   Value Equity               Management, LLC from 1999 to
                       Fund Series                2002.
                       since September
                       2006
---------------------------------------------------------------------------------------------------------

Name, Address and Age Position(s) Held Number of Principal Occupation(s)               Other
                      with Company     Funds in  During the Past 5 Years               Directorships by
                      and Tenure       Company                                         Directors and
                                       Overseen                                        Number of Funds
                                                                                       in the Complex
                                                                                       Overseen
-------------------------------------------------------------------------------------------------------
Officers (continued):
-------------------------------------------------------------------------------------------------------
Peter L. Smith        Chief               N/A    Chief Compliance Officer, American          N/A
4834 Langdrum Lane    Compliance                 Pension Investors Trust (investment
Chevy Chase, MD 20815 Officer                    company); Yorktown Management &
(74)                                             Research Company, Inc. (investment
                                                 adviser), First Dominion Capital
                                                 Corp. (broker-dealer), World
                                                 Insurance Trust (investment
                                                 company), Satuit Capital
                                                 Management Trust (investment
                                                 company) and Commonwealth
                                                 Capital Management, LLC
                                                 (investment adviser) since 2004;
                                                 Chief Compliance Officer of Third
                                                 Millennium Investment Advisors,
                                                 LLC since 2005; Director of
                                                 Compliance, AmeriMutual Funds
                                                 Distributor from 2003 to 2006; Senior
                                                 Compliance Officer, Mutual Fund
                                                 Services, FBR National Bank and
                                                 Trust from 2002 to 2003; and Senior
                                                 Vice President of Operations,
                                                 Administration and Compliance,
                                                 Monument Funds; Principal of
                                                 Monument Distributors, Inc. (broker-
                                                 dealer) from 1998 to 2001.
-------------------------------------------------------------------------------------------------------
Karen M. Shupe        Secretary since     N/A    Executive Vice President of                 N/A
8730 Stony Point Pkwy 2005 and                   Administration and Accounting,
Suite 205             Treasurer since            Commonwealth Shareholder
Richmond, VA 23235    2006                       Services, Inc. since 2003.
(42)
-------------------------------------------------------------------------------------------------------

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

      The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference room in Washington, D.C. Information on the operation of the Public Reference room may be obtained by calling 1-800-SEC-0330.

ADVISORY AND SUB-ADVISORY CONTRACT RENEWAL

      At a meeting of the Board of Directors of the Company (the "Board") held on May 24, 2006 (the "Meeting"), the Board, including the directors of the Company who are not "interested persons" of the Company, as that term is defined in the 1940 Act (the "Independent Directors"), unanimously re-approved
(i) the investment advisory agreement between the Company, on behalf of the Fund, and Commonwealth Capital Management, LLC ("CCM") and (ii) the investment sub-advisory agreement (together with the advisory agreement, the "Agreements") between CCM and Satuit Capital Management, LLC ("Satuit"), relating to the Fund.

      In preparation for the Meeting, the Board requested and reviewed a wide variety of information from CCM and Satuit, including written materials provided by CCM and Satuit regarding: (i) the nature, extent and quality of the services to be provided by CCM and Satuit; (ii) the investment performance of the Fund; (iii) the costs of the services to be provided and profits to be realized by CCM and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below. In approving the Agreements, the Board considered many factors, including the following:

      (i) The nature, extent and quality of services provided by CCM and Satuit. The Board reviewed the services that CCM and Satuit provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund and generally managing the Fund's investments in accordance with the stated investment objective and policies of the Fund. The Board received information concerning the investment philosophy and investment process to be applied by Satuit in managing the Fund. Additionally, Robert J. Sullivan, the portfolio manager of the Fund and sole owner of Satuit, joined the Meeting to discuss Satuit's organization and services, as well as the investment strategy and performance of the Fund. On this basis, along with information provided in advance of the Meeting, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided by CCM and Satuit.

      (ii) Investment performance of the Fund and CCM and Satuit. The Board, using written materials provided by CCM from Lipper, Inc. ("Lipper"), considered the Fund's performance compared to benchmark indices and other similar mutual funds for various trailing periods ended April 30, 2006. In particular, the Board noted that the Fund's performance was above the range of its peer group and the Lipper Index, and concluded that they were satisfied with the investment performance of the Fund.

      (iii) Consideration of advisory fee; Cost of advisory services and level of profitability of CCM and Satuit from the relationship with the Fund. Next, the Board considered the level of advisory fees paid by the

Fund and profitability of CCM. As part of their analysis, the Board considered fee and expense analyses compiled by Lipper, and noted that the Fund's total fees and expenses were within the range of fees and expenses paid by other funds with common asset levels. In reviewing the advisory fee, the Board considered fees paid by other technology and healthcare related funds of comparable size and investment objective, noting that the advisory fee received by CCM was comparable to fees charged to those funds. Based on such information, the Board concluded that the advisory fee and the overall expense ratio of the Fund were generally consistent with industry averages and otherwise fair and reasonable in light of services provided and the Fund's current asset level.

      (iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect such economies of scale. In concluding that the advisory fees payable by the Fund were reasonable, the Board reviewed, among other things, a report of the costs of services provided by and the profits realized by CCM from its relationship with the Fund and concluded that such profits were not excessive. The Board also discussed Satuit's financial condition with Mr. Sullivan at the Meeting. Additionally, the Board reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the expense ratio paid by the Fund was consistent with industry standards. The Board also considered CCM's contractual agreement to waive a portion of its advisory fee in an effort to control the Fund's expense ratio. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred.

      (v) Other considerations. The Board also determined that CCM and Satuit have made a significant entrepreneurial commitment to the management and success of the Fund, reflected by CCM's expense limitation and fee waiver arrangement with the Fund, which have resulted in CCM waiving a substantial amount of the advisory fee for the benefit of shareholders.

      After consideration of this information and such other items as the Independent Directors deemed appropriate, the Board concluded that the Agreements contained terms, including the provision for fees, that were fair and reasonable to the Fund. The Board, including a majority of the Independent Directors of the Company, unanimously approved the Agreements.

Investment Adviser:

   Commonwealth Capital Management, LLC
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

   Tait, Weller and Baker LLP
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to GenomicsFund Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholders Services at (800) 527-9525, or visit us online at www.theworldfunds.com.
[LOGO] genomics fund
investing in life/TM/

                                 Annual Report
                                to Shareholders

                                 GENOMICSFUND

                                  A series of
                             The World Funds, Inc.
                         A "Series" Investment Company

                              For the Year Ended
                                August 31, 2006

                         Annual Letter to Shareholders

                         THIRD MILLENNIUM RUSSIA FUND

                      For the Year Ended August 31, 2006

      Fund Performance. The year just ended continues our record of strong performance: the Fund was up 32.84%. Also, the Fund was up over 37% a year for the three year period and for the five year period. And, as in 2003, Barron's named your Portfolio Manager #1 in the U.S., based on Value Line data.

      Oil and gas stocks were particularly strong, followed by commodity stocks in general, including steel and fertilizers. Sberbank's dramatic share price appreciation reflected consumer loan (including home mortgages) growth. Consumer stock performance also included telecoms, including wireless. Ruble currency appreciation and strong macro economic management underlay this performance.

      Despite the Fund's strong performance, its portfolio was adversely affected in May-June when emerging markets securities generally, including Russia, suffered a dramatic decline in response to the Federal Reserve Board's two-year cycle of quarter point increases in interest rates. This led to a sell-off as investors reallocated their portfolios to reduce perceived risk and reduce leverage.

      Russia Going Forward. The growth spurt seen in Post World War II Japan comes to mind as we contemplate Russia moving from a period of undervalued assets to investment-led growth. Impressive returns on investment (averaging about 28% a year for the past three years) make Russia a still attractive investment story. And we foresee continued 7% real GDP growth (15-20% in US$ terms).

      Having wrung value out of Soviet legacy industrial stock and reserves of natural resources, Russia's businesses are hitting new capacity constraints, presaging investment-led growth. And the booming capital markets are there to make it happen. The Kremlin elite has opted for a public-private model, so the huge surpluses are not being spent on state-planned projects. Rather, the state is incenting private sector solutions. We see capital inflows, not flight, as well as infrastructure investment and construction. Not big state spending; not the budget. Capital markets are playing the key resource allocation role.

      Short- to Mid -Term. Short-term: Domestic Stocks. Right now, the reduction of the "fear premium" in the oil price is producing a pull back in many of the natural resource stocks, but we see $50/bbl long term. Good money is made in Russia generally when oil is above $25/bbl. Short-term commodities are more speculative although world prices remain strong, feeding China's construction and auto industries; so, in India, in Latin America. This should be good for Russian stocks. Investment-led growth implies rapid growth in domestic electricity and gas demand, pushing prices up rapidly, closer to world market levels. Financial services and areas close to construction are set to prosper.

      Mid-term, oil stocks should outperform their global peers on cheap growth and mid-term oil price assumptions still leave room for potential upside (not to forget: the Russian Government takes 90% of the upside above $25/bbl so recent tax incentives have had to be put in place for greenfield exploration and heavily depleted oilfields). Abundant resources, location and a good tax regime mean Russia still has the potential to be a resource-processing world beater. This depends on continuing growth in the BRIC countries since Russia is the world's largest commodities exporter.

      Investments. We will continue to attempt to pick winners in those sectors showing the most promise, investing in those companies demonstrating the ability to manage to a budget for fundamental performance, quarter on quarter, year on year, with good corporate governance and which are investor friendly.

      Macro Economies: Has the Russian Market Emerged Already? In the past six years, Russia's rating has been raised a total of 22 times by S&P, Fitch and Moody's. Russia is now firmly investment grade and, with Central Bank reserves behind only Japan and China, the Ruble risk is nil.

      Unlike other "emerging markets," Russia has no balance of payments deficit; it has a massive surplus. The Russian Government has no budget deficit; its huge surplus grows daily. In contrast, China, India, Brazil and Mexico all have 8 years of continuing budget deficits. The Russian population is highly literate (more so than the US!). And the Russian middle class is growing exponentially: from a quarter of the population to half the population in the next decade! From 2000 to 2005, the average monthly salary increased 373%.

      The Point? The point is, if you believe in global investing whereby, over time, the world market cap will continue to shift overseas, retail and institutional investors are still dramatically underinvested in Russia.

      Thank you for not being among them. And thank you for your continuing support.

                                    Sincerely,

                                             John T. Connor, Jr.
                                             Portfolio Manager
                                             Third Millennium Russia Fund

COMPARISON OF $10,000 INVESTMENT IN
THIRD MILLENNIUM RUSSIA FUND CLASS A VS. THE MOSCOW
TIMES INDEX

                      [CHART]


          THIRD MILLENNIUM   THE MOSCOW
            RUSSIA FUND      TIMES INDEX
          ----------------   -----------
 10/1/98      10.000           10.000
 8/31/99      13.000           31.000
 8/31/00      25.000           73.000
 8/31/01      21.000           31.000
 8/31/02      26.000           51.000
 8/31/03      40.000           81.000
 8/31/04      53.000           95.000
 8/31/05      83.000          141.000
 8/31/06     110.613          295.448

Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

Average Annual Total Return for Period Ended August 31, 2006*

        1 Year       5 Year    Since Inception
        ------       ------    ---------------
        32.84%       39.04%         35.45%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The Moscow Times Index is an unmanaged index of the 50 most liquid and most highly capitalized Russian stocks.

The Index performance in Russia and actual performance can vary widely because of illiquidity and the wide spreads in stock trading. The Moscow Times Index does not take this factor into consideration.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

COMPARISON OF $10,000 INVESTMENT IN
THIRD MILLENNIUM RUSSIA FUND CLASS C VS. THE MOSCOW
TIMES INDEX

                        [CHART]

          THIRD MILLENNIUM   THE MOSCOW
            RUSSIA FUND      TIMES INDEX
          ----------------   -----------
12/03/03        10.000          10.000
 8/31/04        11.000          11.000
 8/31/05        16.000          17.000
 8/31/06        21.011          35.195

     Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

         Average Annual Total Return for Period Ended August 31, 2006*

1 Year             Since Inception
-------           -----------------
31.91%                 110.11%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The Moscow Times Index is an unmanaged index of the 50 most liquid and most highly capitalized Russian stocks.

The Index performance in Russia and actual performance can vary widely because of illiquidity and the wide spreads in stock trading. The Moscow Times Index does not take this factor into consideration.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

COMPARISON OF $10,000 INVESTMENT IN
THIRD MILLENNIUM RUSSIA FUND CLASS I VS. THE MOSCOW
TIMES INDEX

                        [CHART]

          THIRD MILLENNIUM   THE MOSCOW
            RUSSIA FUND      TIMES INDEX
          ----------------   -----------
1/30/04         10.000         10.000
8/31/04         10.000         10.000
8/31/05         17.000         15.000
8/31/06         23.615         31.053

     Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

         Average Annual Total Return for Period Ended August 31, 2006*

1 Year             Since Inception
-------           -----------------
35.48%                  136.15%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

The Moscow Times Index is an unmanaged index of the 50 most liquid and most highly capitalized Russian stocks.

The Index performance in Russia and actual performance can vary widely because of illiquidity and the wide spreads in stock trading. The Moscow Times Index does not take this factor into consideration.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

THIRD MILLENNIUM RUSSIA FUND

Fund Expenses Example

      As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments or contingent deferred sales charges on certain redemptions made within 360 days of purchase and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2006 and held for the six months ended August 31, 2006.

Actual Expenses Example

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                          Expenses Paid During
                              Beginning       Ending             Period*
                            Account Value  Account Value  March 1, 2006 through
A CLASS                     March 1, 2006 August 31, 2006    August 31, 2006
-------------------------------------------------------------------------------
Actual                         $1,000        $  986.16           $13.77
-------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)    $1,000        $1,011.25           $13.94
-------------------------------------------------------------------------------

                                                          Expenses Paid During
                              Beginning       Ending             Period*
                            Account Value  Account Value  March 1, 2006 through
C CLASS                     March 1, 2006 August 31, 2006    August 31, 2006
-------------------------------------------------------------------------------
Actual                         $1,000        $  981.32           $17.48
-------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)    $1,000        $1,007.50           $17.71
-------------------------------------------------------------------------------
                                                          Expenses Paid During
                              Beginning       Ending             Period*
                            Account Value  Account Value  March 1, 2006 through
I CLASS                     March 1, 2006 August 31, 2006    August 31, 2006
-------------------------------------------------------------------------------
Actual                         $1,000        $1,009.91           $12.67
-------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)    $1,000        $1,012.50           $12.68
-------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 2.75% for Class A; 3.50% for Class C and 2.50% for Class I, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

Portfolio Holdings, by Sector, as Percentage of Net Assets

                          Third Millennium Russia Fund
               Portfolio Holdings by Industry Sector as Percentage of
                             Net Assets as of 8/31/2006

                                      [CHART]


  Industry Sector                        Percentage of
                                          Net Assets
  ---------------                         ----------
  AGRICULTURE                               6.78%
  CELLULAR TELECOMMUNICATION                3.06%
  CONSUMER                                  6.45%
  EMERGING MARKETS                          0.76%
  FINANCIAL                                 8.85%
  GAS DISTRIBUTION                         16.12%
  NATURAL RESOURCES                        10.52%
  OIL DISTRIBUTION                         22.50%
  OIL PRODUCTION                            9.64%
  STEEL                                     4.72%
  TRANSPORTATION                            1.36%
  UTILITIES                                 5.19%
  WIRELINE TELECOMMUNICATION                1.55%
  OTHER ASSETS, NET                         2.50%

                         THIRD MILLENNIUM RUSSIA FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                August 31, 2006

            Number                                         Market
            of Shares Security Description                 Value
            --------- --------------------               -----------

                      COMMON STOCK:               97.50%

                      AGRICULTURE/CHEMICALS:       6.78%
               10,000 Azot Joint GDR*                    $   499,005
              220,000 Kuybyshevazot*                         539,000
              356,000 Nizhnekamskneftekhim                   327,520
               10,735 Salavatnefteorgsintez                  687,040
               69,000 Stirol ADR*                          1,103,569
            3,030,000 Uralkaliy                            5,817,600
                                                         -----------
                                                           8,973,734
                                                         -----------

                      CELLULAR TELECOMMUNICATION:  3.06%
               50,000 Mobile Telesystems ADR               1,830,000
               41,000 Vimpel Communications ADR*           2,224,250
                                                         -----------
                                                           4,054,250
                                                         -----------

                      CONSUMER:                    6.45%
               45,000 Cherkizovo Group 144A*                 666,000
               63,882 Kalina Concern GDR 144A              2,296,558
               24,900 Kalina Sponsored ADR                 1,020,900
               26,000 Open Investments*                    4,550,000
                                                         -----------
                                                           8,533,458
                                                         -----------

                      EMERGING MARKETS:
               10,000 Renaissance Pre-IPO*         0.76%   1,000,000
                                                         -----------

                      FINANCIAL:                   8.85%
                5,500 Sberbank RF                         11,715,000
                                                         -----------

                      GAS DISTRIBUTION:           16.12%
              225,000 Novatek OAO Spon GDR                11,515,500
              750,000 Gazprom RTS                          8,812,500
              183,554 Teton Energy Corporation*            1,005,876
                                                         -----------
                                                          21,333,876
                                                         -----------

           Number                                          Market
           of Shares Security Description                  Value
           --------- --------------------                -----------

                     NATURAL RESOURCES:           10.52%
           1,569,079 Eurasia Gold Inc.*                  $ 2,212,167
              45,000 Norilsk ADR                           6,142,500
              30,000 Polyus Gold Company ZAO ADR*          1,275,000
              19,000 Verkhanaya Salda Metal                4,294,000
                                                         -----------
                                                          13,923,667
                                                         -----------

                     OIL DISTRIBUTION:            22.50%
               2,000 Komsomolsk Oil*                         112,500
             184,000 Lukoil ADR *                         15,364,000
             200,000 Rosneft Oil GDR*                      1,476,000
           3,541,400 TNK BP Holding ORD*                   9,508,659
           1,082,000 Ufaneftekhim                          3,300,100
                                                         -----------
                                                          29,761,259
                                                         -----------

                     OIL PRODUCTION:               9.64%
             800,000 Caspian Services Inc.*                4,200,000
              77,000 Surgutneftegaz ADR                    5,601,750
              30,000 Surgutneftegaz PFD                    2,955,000
                                                         -----------
                                                          12,756,750
                                                         -----------

                     STEEL:                        4.72%
              50,000 Novolipetsk Steel GDR                   962,500
              29,104 Novolipetsk Steel GDR 144A              560,252
              55,000 Severstal GDR*                        3,437,500
              20,000 Severstal JT Stock Co.                1,279,500
                                                         -----------
                                                           6,239,752
                                                         -----------

                     TRANSPORTATION:               1.36%
               8,800 Aeroflot                              1,804,000
                                                         -----------

                     UTILITIES:                    5.19%
           2,696,151 Rengen SHS*                           4,718,264
              25,000 Unified Energy System GDR             1,855,000
               3,990 Unified Energy System                   294,263
                                                         -----------
                                                           6,867,527
                                                         -----------

           Number                                           Market
           of Shares Security Description                   Value
           --------- --------------------                ------------

                     WIRELINE TELECOMMUNICATION:   1.55%
             10,000  Far East Telecom                    $    895,650
            200,000  Rostelecom PFD                           390,000
            100,000  Volgatelecom ADR*                        772,000
                                                         ------------
                                                            2,057,650
                                                         ------------

                     TOTAL INVESTMENTS:
                     (Cost: $106,892,100)         97.50% $129,020,923
                     Other assets, net             2.50%    3,313,909
                                                 ------  ------------
                     NET ASSETS                  100.00% $132,334,832
                                                 ======  ============

*  Non-income producing

ADR--Security represented is held by the custodian bank in the form of American Depositary Receipts.
GDR--Security represented is held by the custodian bank in the form of Global Depositary Receipts.

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF ASSETS AND LIABILITIES

August 31, 2006
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $106,892,100) (Note 1)                             $129,020,923
 Cash and cash equivalents                                                                      5,027,719
 Dividends receivable                                                                             322,796
 Interest receivable                                                                                6,907
 Receivable for capital stock sold                                                                300,998
 Receivable for securities sold                                                                 1,174,999
 Prepaid expenses                                                                                  48,992
                                                                                             ------------
   TOTAL ASSETS                                                                               135,903,334
                                                                                             ------------

LIABILITIES
 Payable for securities purchased                                                               3,255,974
 Payable for capital stock redeemed                                                                72,209
 Accrued advisor fees                                                                             184,254
 Accrued administrative fees                                                                        6,694
 Accrued 12b-1 fees                                                                                30,602
 Other accrued expenses                                                                            18,769
                                                                                             ------------
   TOTAL LIABILITIES                                                                            3,568,502
                                                                                             ------------

NET ASSETS                                                                                   $132,334,832
                                                                                             ============
 Net Assets Consist of:
 Paid-in-capital applicable to 2,348,643 $0.01 par value shares of beneficial interest
   outstanding; 850,000,000 shares authorized                                                $ 90,130,320
 Undistributed net investment income (loss)                                                       (14,551)
 Accumulated net realized gain (loss) on investments and foreign currency transactions         20,089,888
 Net unrealized appreciation (depreciation) of investments and foreign currency transactions   22,129,175
                                                                                             ------------
 Net Assets                                                                                  $132,334,832
                                                                                             ============
NET ASSET VALUE PER SHARE
 A Class
   ($127,039,704/2,254,577 shares outstanding)                                               $      56.35
                                                                                             ============
 MAXIMUM OFFERING PRICE PER SHARE ($56.35 X 100/94.25)                                       $      59.79
                                                                                             ============
 C Class
   ($2,664,449/48,312 shares outstanding)                                                    $      55.15
                                                                                             ============
 I Class
   ($2,630,679/45,754 shares outstanding)                                                    $      57.50
                                                                                             ============

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF OPERATIONS

Year ended August 31, 2006
--------------------------------------------------------------------------------

INVESTMENT INCOME
Income
 Interest                                                                                 $    39,904
 Dividends (net of $308,595 foreign taxes withheld)                                         1,510,494
                                                                                          -----------
   Total investment income                                                                  1,550,398
                                                                                          -----------

EXPENSES
 Investment advisory fees (Note 2)                                                          2,007,980
 12b-1 fees, Class A (Note 2)                                                                 268,781
 12b-1 and service fees, Class C (Note 2)                                                      12,183
 Recordkeeping and administrative services (Note 2)                                           233,421
 Custodian fees                                                                               217,163
 Accounting fees                                                                               69,765
 Professional fees                                                                             90,102
 Compliance Officer fees                                                                       27,626
 Registration fees                                                                             48,971
 Transfer agent fees (Note 2)                                                                  82,399
 Shareholder servicing and reports (Note 2)                                                   202,730
 Miscellaneous                                                                                 78,085
                                                                                          -----------
   Total expenses                                                                           3,339,206
                                                                                          -----------
 Custody credits (Note 3)                                                                    (150,760)
                                                                                          -----------
   Expenses, net                                                                            3,188,446
                                                                                          -----------
 Net investment income (loss)                                                              (1,638,048)
                                                                                          -----------

REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
  RELATED TRANSACTIONS
 Net realized gain (loss) on investments                                                   20,758,608
 Net realized gain (loss) on foreign currency conversions                                       9,270
 Change in net unrealized appreciation (depreciation) of investments and foreign currency
   translations                                                                             5,803,960
                                                                                          -----------
 Net realized and unrealized gain (loss)                                                   26,571,838
                                                                                          -----------
 Increase (decrease) in net assets from operations                                        $24,933,790
                                                                                          ===========

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     Year ended      Year ended
                                                                   August 31, 2006 August 31, 2005
                                                                   --------------- ---------------
Increase (Decrease) in Net Assets
OPERATIONS
 Net investment income (loss)                                       $ (1,638,048)   $   (149,449)
 Net realized gain (loss) on investments and foreign currency
   transactions                                                       20,767,878       5,575,312
 Change in unrealized appreciation/depreciation of investments         5,803,960      16,728,341
                                                                    ------------    ------------
 Increase (decrease) in net assets resulting from operations          24,933,790      22,154,204

DISTRIBUTIONS TO SHAREHOLDERS
 Net realized gain
   A Class                                                            (5,460,043)     (7,056,291)
   C Class                                                               (40,778)        (35,527)
   I Class                                                              (442,150)       (211,149)
                                                                    ------------    ------------
 Net distributions                                                    (5,942,971)     (7,302,967)
                                                                    ------------    ------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
 Shares sold
   A Class                                                            88,201,749      29,153,348
   C Class                                                             2,572,175         249,162
   I Class                                                             3,485,129       3,821,537
 Shares reinvested
   A Class                                                             5,159,681       6,612,666
   C Class                                                                38,255          33,350
   I Class                                                               322,610         211,150
 Shares redeemed
   A Class                                                           (50,074,456)    (25,686,769)
   C Class                                                              (464,951)       (105,960)
   I Class                                                            (8,323,863)       (270,500)
                                                                    ------------    ------------
 Increase (decrease) in net assets from capital share transactions    40,916,329      14,017,984
                                                                    ------------    ------------

NET ASSETS
 Increase (decrease) during year                                      59,907,148      28,869,221
 Beginning of year                                                    72,427,684      43,558,463
                                                                    ------------    ------------
End of year (including undistributed net investment income (loss)
  of ($14,551) and $--, respectively.)                              $132,334,832    $ 72,427,684
                                                                    ============    ============

See Notes to Financial Statements

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

THIRD MILLENNIUM RUSSIA FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                    Class A Shares
                                        ---------------------------------------------------------------
                                                                     Years ended
                                                                      August 31,
                                        ---------------------------------------------------------------
                                          2006 /(1)/      2005         2004           2003           2002
                                        ---------       -------   -------        -------        -------
NET ASSET VALUE
Beginning of period                     $  45.44        $ 35.66   $ 30.36        $ 20.81        $ 17.31
                                        --------        -------   -------        -------        -------
Investment activities
 Net investment income (loss)               (.75)          (.10)    (0.35)          0.03          (0.18)
 Net realized and unrealized gain
   (loss) on investments                   15.01          15.54      9.50          10.71           3.68
                                        --------        -------   -------        -------        -------
Total from investment activities           14.26          15.44      9.15          10.74           3.50
                                        --------        -------   -------        -------        -------
Distributions
 Net investment income                        --             --     (0.03)            --             --
 Net realized gain                         (3.35)         (5.66)    (3.82)         (1.19)            --
                                        --------        -------   -------        -------        -------
Total distributions                        (3.35)         (5.66)    (3.85)         (1.19)            --
                                        --------        -------   -------        -------        -------
NET ASSET VALUE
End of period                           $  56.35        $ 45.44   $ 35.66        $ 30.36        $ 20.81
                                        ========        =======   =======        =======        =======
Ratios/Supplemental Data
Total Return                               32.82%         49.25%    32.15%         54.05%         20.22%
                                        ========        =======   =======        =======        =======
Ratio of expenses to average net assets
Ratio to average net assets/ (A)/
 Expenses                                   2.89%/ (B)/    2.75%     2.76%/ (B)/    2.79%/ (B)/    2.91%/ (B)/
 Expense ratio--net                         2.75%/ (C)/    2.75%     2.75%/ (C)/    2.75%/ (C)/    2.75%/ (C)/
 Net investment income (loss)              (1.42%)        (0.28%)   (1.10%)         0.14%         (1.18%)
Portfolio turnover rate                    99.47%         87.94%   105.60%         57.55%        140.79%
 Net assets, end of period (000's)      $127,040        $66,165   $42,086        $21,720        $11,538

* Commencement of operations for Class C shares was December 3, 2003, and January 30, 2004 for Class I shares.
** Annualized

/(A)/Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by .41% for the year ended August 31, 2005, by 0.54% for the year ended August 31, 2004, 1.27% for the year ended August 31, 2003, 2.01% for the year ended August 31, 2002.
/(B)/Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers. /(C)/Expense ratio--net reflects the effect of the management fee waivers and custodian fee credits the fund received.
/(1)/Per share information has been calculated using the average number of shares outstanding.

See Notes to Financial Statements

               Class C Shares                              Class I Shares
------------------------------------          -------------------------------
 Year ended     Year ended   Period ended     Year ended Year ended   Period ended
 August 31,     August 31,    August 31,      August 31, August 31,    August 31,
 2006 /(1)/        2005         2004 *        2006 /(1)/    2005         2004 *
----------      ---------- ------------       ---------- ---------- ------------
  $44.83          $35.41     $ 34.32            $45.47     $35.66     $ 35.92
  ------          ------     -------            ------     ------     -------
   (1.16)           (.31)      (0.46)             (.71)        --       (0.14)
   14.83           15.28        5.40             16.09      15.54       (0.12)
  ------          ------     -------            ------     ------     -------
   13.67           14.97        4.94             15.38      15.54       (0.26)
  ------          ------     -------            ------     ------     -------
      --              --       (0.03)               --         --          --
   (3.35)          (5.55)      (3.82)            (3.35)     (5.73)         --
  ------          ------     -------            ------     ------     -------
   (3.35)          (5.55)      (3.85)            (3.35)     (5.73)         --
  ------          ------     -------            ------     ------     -------
  $55.15          $44.83     $ 35.41            $57.50     $45.47     $ 35.66
  ======          ======     =======            ======     ======     =======
   31.88%          48.03%      16.08%            35.46%     49.61%      11.84%
  ======          ======     =======            ======     ======     =======
    3.64% /(B)/     3.50%       3.51%** /(B)/     2.64%      2.50%       2.51%** /(B)/
    3.50% /(C)/     3.50%       3.50%** /(C)/     2.50%      2.50%       2.50%** /(C)/
   (2.17%)         (1.01%)     (1.02%)**         (1.17%)    (0.02%)     (0.85%)**
   99.47%          87.94%     105.60%            99.47%     87.94%     105.60%
  $2,664          $  396     $   146            $2,631     $5,887     $ 1,327

THIRD MILLENNIUM RUSSIA FUND
NOTES TO THE FINANCIAL STATEMENTS

August 31, 2006
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The Third Millennium Russia Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 1,050,000,000 shares of $.01 par value common stock. Initial outside investors purchased Class A shares of the Fund on June 29, 1998. However, investment operations of the Fund did not commence for Class A shares until October 1, 1998. Commencement of operations for Class C shares was December 3, 2003 and January 30, 2004 for Class I shares. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      The investment objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities (which includes securities convertible into equity securities, such as warrants, convertible bonds, debentures or convertible preferred stock).

Valuation

      The Fund's securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund's officers in a manner specifically authorized by the Board of Directors of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate. Occasionally, events affecting the value of foreign investments occur between the time at which they are determined and the close of trading on the NYSE. Such events would not normally be reflected in a calculation of a Funds' NAV on that day. If events that materially affect the value of a Funds' foreign investments occur during such period, the investments will be valued at their fair value as described above.

Federal Income Taxes

      The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Fin 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will have no impact on the financial statements.

Currency Translation

      The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Security Transactions and Income

      Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend. Interest income is recorded on an accrual basis.

Cash and cash equivalents

      Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Use of Estimates

      In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses

      All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

Reclassification of Capital Accounts

      Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2006, the Fund decreased accumulated net investment loss by $1,623,497, decreased paid in capital by $1,559,448 and decreased accumulated net realized gain on investments and foreign currency transactions by $64,049.

      The Fund currently offers three classes of shares. Class A shares include a maximum front-end sales charge of 5.75% and a maximum contingent deferred sales charge of 2% on the proceeds of Class A shares redeemed within 360 days. Class A shares may be purchased without a front-end sales charge through certain third-party fund "supermarkets". Class C shares include a maximum contingent deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase. Class I shares include a maximum contingent deferred sales charge of 2% on the proceeds of Class I shares redeemed within 90 days of purchase.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS

      Pursuant to an Investment Advisory Agreement, the Advisor, Third Millennium Investment Advisors LLC ("TMIA") provides investment services for an annual fee of 1.75% of the first $125 million of average daily net assets; 1.50% on assets in excess of $125 million and not more than $250 million; and, 1.25% on assets over $250 million of average daily net assets of the Fund. TMIA has contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 2.75% for Class A; 3.50% for Class C and 2.50% for Class I, of average daily net assets, respectively, through August 31, 2006. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund's business ("extraordinary expenses"). For the year ended August 31, 2006, the Advisor earned fees of $2,007,980.

      The Service Providers will be entitled to reimbursement of fees waived or remitted by the Service Providers to the Fund. The total amount of reimbursement recoverable by the Service Providers is the sum of all fees previously waived or remitted by the Service Providers to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to the Service Providers with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of August 31, 2006 was $784,856 and expire as follows:

                            Year Expiring    Amount
                            -------------   --------
                            August 31, 2007 $173,642
                            August 31, 2008  183,099
                            August 31, 2009  202,729
                            August 31,2010   225,386
                                            --------
                                            $784,856
                                            ========

      FDCC acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. Underwriting commissions and fees received by FDCC in connection with the distribution of the Fund's shares for the year ended August 31, 2006 were $173,369. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 360 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the year ended August 31, 2006, the CDSC for Fund shares redeemed was $388,783.

      The Fund's Class A and Class C shares have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. For Class A shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund's Class A's average daily net assets. For Class C shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of Class C's average daily net assets, of which 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees. The fees are paid to the Distributor as reimbursement for expenses incurred for distribution-related activity. For the year ended August 31, 2006, $280,964 was incurred in distribution and shareholder servicing fees.

      Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. Of the $48,971 of registration fees expense incurred and the $202,730 of shareholder services and reports expense incurred, CSS received $5,900 and $10,948, respectively, for these services. For other administrative services, CSS receives 0.20% of average daily net assets. CSS received $233,421 for its services for the year ended August 31, 2006.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $82,399 for its services for the year ended August 31, 2006.

      Certain officers and/or an interested director of the Fund are also officers, principals and/or director of TMIA, CSS, CCM, FDCC and FSI.

NOTE 3 - INVESTMENTS/CUSTODY

      The cost of purchases and proceeds from sales of securities other than short-term notes for the year ended August 31, 2006, were $141,545,343 and $104,989,296, respectively. For the year ended August 31, 2006, the Fund received $150,760 in custody credits.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

      The tax character of distributions paid during the year ended August 31, 2006 and the year ended August 31, 2005, respectively, was as follows:

                                       Year ended      Year ended
                                     August 31, 2006 August 31, 2005
                                     --------------- ---------------
            Distributions paid from:
             Ordinary income           $  124,623      $1,934,661
             Long term capital gains    5,818,348       5,368,306
                                       ----------      ----------
                                       $5,942,971      $7,302,967
                                       ==========      ==========

      As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

             Accumulated net realized gain (loss) on
               investments and foreign currency
               transactions                            $20,089,888
             Unrealized appreciation (depreciation) of
               investments and foreign currency
               transactions                             22,129,175
              Post-October net realized gain (loss) on
                foreign currency transactions              (14,551)
                                                       -----------
                                                       $42,204,512
                                                       ===========

      Under the current law, currency losses realized after October 31 and prior to the Fund's fiscal year end will be recognized in the following tax year.

      Cost for Federal Income tax purpose is $106,892,100 and net unrealized appreciation (depreciation) consists of:

            Gross unrealized appreciation              $25,210,735
            Gross unrealized depreciation               (3,081,560)
                                                       -----------
            Net unrealized appreciation (depreciation)
              of investment and foreign currency
              transactions                             $22,129,175
                                                       ===========

NOTE 5 - CAPITAL STOCK TRANSACTIONS

                             Class A Shares        Class C Shares        Class I Shares
                               Year Ended            Year Ended            Year Ended
                            August 31, 2006        August 31, 2006      August 31, 2006
                        -----------------------  ------------------  ---------------------
                          Shares       Value     Shares     Value     Shares      Value
                        ---------  ------------  ------  ----------  --------  -----------
Shares sold             1,636,828  $ 88,201,749  47,334  $2,572,175    67,931  $ 3,485,129
Shares reinvested         109,292     5,159,681     822      38,255     6,849      322,610
Shares redeemed          (947,200)  (50,074,456) (8,670)   (464,951) (158,503)  (8,323,863)
                        ---------  ------------  ------  ----------  --------  -----------
Net increase (decrease)   798,920  $ 43,286,974  39,486  $2,145,479   (83,723) $(4,516,124)
                        =========  ============  ======  ==========  ========  ===========

                             Class A Shares        Class C Shares        Class I Shares
                               Year Ended            Year Ended            Year Ended
                            August 31, 2005        August 31, 2005      August 31, 2005
                        -----------------------  ------------------  ---------------------
                          Shares       Value     Shares     Value     Shares      Value
                        ---------  ------------  ------  ----------  --------  -----------
Shares sold               751,221  $ 29,153,348   6,251  $  249,162    93,504  $ 3,821,537
Shares reinvested         199,960     6,612,666   1,017      33,350     6,395      211,150
Shares redeemed          (675,581)  (25,686,769) (2,825)   (105,960)   (7,624)    (270,500)
                        ---------  ------------  ------  ----------  --------  -----------
Net increase (decrease)   275,600  $ 10,079,245   4,713  $  176,552    92,275  $ 3,762,187
                        =========  ============  ======  ==========  ========  ===========

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
World Funds, Inc.
Richmond, Virginia

      We have audited the accompanying statement of assets and liabilities of the Third Millennium Russia Fund, a series of The World Funds, Inc., including the schedule of portfolio investments as of August 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have nor, were we engaged to perform an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the Third Millennium Russia Fund as of August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon in conformity with accounting principles generally accepted in the United States of America.

                                          TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 13, 2006

The World Funds, Inc.
(the "Company")

SUPPLEMENTAL INFORMATION (unaudited)

      Information pertaining to the directors and officers of the Fund is set forth below. The Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling, toll-free, (800) 527-9525.

Name, Address and Age Position(s) Held Number of Principal Occupation(s)               Other
                      with Company     Funds in  During the Past 5 Years               Directorships by
                      and Tenure       Company                                         Directors and
                                       Overseen                                        Number of Funds
                                                                                       in the Complex
                                                                                       Overseen
-------------------------------------------------------------------------------------------------------
Interested Directors:
-------------------------------------------------------------------------------------------------------
* John Pasco, III     Chairman,           10     Mr. Pasco is Treasurer and a Director  The World
8730 Stony Point      Director and               of Commonwealth Shareholder            Insurance
Parkway               Treasurer since            Services, Inc. ("CSS"), the            Trust - 1 Fund
Suite 205             May, 1997                  Company's Administrator, since
Richmond, VA 23235                               1985; President and Director of First
(61)                                             Dominion Capital Corp. ("FDCC"),
                                                 the Company's underwriter; President
                                                 and Director of Fund Services, Inc.,
                                                 the Company's Transfer and
                                                 Disbursing Agent since 1987;
                                                 President and Treasurer of
                                                 Commonwealth Capital Management,
                                                 Inc. (investment adviser) since 1983,
                                                 which also owns an interest in the
                                                 investment adviser to the Third
                                                 Millennium Russia Fund, another fund
                                                 of the Company; President of
                                                 Commonwealth Capital Management,
                                                 LLC, the adviser to the Eastern
                                                 European Equity Fund series of the
                                                 Company since November, 2004, and
                                                 the adviser to GenomicsFund series of
                                                 the Company, since December, 2000;
                                                 President and Director of
                                                 Commonwealth Fund Accounting,
                                                 Inc. since 2004, which provides
                                                 bookkeeping services to the
                                                 Company; and Chairman and Trustee
                                                 of The World Insurance Trust, a
                                                 registered investment company, since
                                                 May, 2002. Mr. Pasco is also a
                                                 certified public accountant.
-------------------------------------------------------------------------------------------------------

Name, Address and Age Position(s) Held Number of Principal Occupation(s)                Other
                      with Company     Funds in  During the Past 5 Years                Directorships by
                      and Tenure       Company                                          Directors and
                                       Overseen                                         Number of Funds
                                                                                        in the Complex
                                                                                        Overseen
-----------------------------------------------------------------------------------------------------------
Non-Interested Directors:
-----------------------------------------------------------------------------------------------------------
 Samuel Boyd, Jr.      Director since     10     Retired. Manager of the Customer       The World
 8730 Stony Point      May, 1997                 Services Operations and Accounting     Insurance Trust - 1
 Parkway                                         Division of the Potomac Electric       Fund; Satuit
 Suite 205                                       Power Company from August, 1978        Capital
 Richmond, VA 23235                              until April, 2005; a Trustee of The    Management
 (66)                                            World Insurance Trust, a registered    Trust - 1 Fund.
                                                 investment company, since May,
                                                 2002; a Trustee of Satuit Capital
                                                 Management Trust, a registered
                                                 investment company, since October,
                                                 2002; and a Trustee of Janus Advisors
                                                 Series Trust, a registered investment
                                                 company, from 2003 to 2005.
-----------------------------------------------------------------------------------------------------------
 William E. Poist      Director since     10     Mr. Poist is a financial and tax       The World
 8730 Stony Point      May, 1997                 consultant through his firm            Insurance Trust - 1
 Parkway                                         Management Funds Consulting for        Fund; Satuit
 Suite 205                                       Professionals since 1968; a Trustee of Capital
 Richmond, VA 23235                              Satuit Capital Management Trust, a     Management
 (69)                                            registered investment company, since   Trust - 1 Fund.
                                                 November, 2003; and a Trustee of
                                                 The World Insurance Trust, a
                                                 registered investment company, since
                                                 May, 2002. Mr. Poist is also a
                                                 certified public accountant.
-----------------------------------------------------------------------------------------------------------
 Paul M. Dickinson     Director since     10     Mr. Dickinson is President of Alfred   The World
 8730 Stony Point      May, 1997                 J. Dickinson, Inc. Realtors since      Insurance Trust - 1
 Parkway                                         April, 1971; a Trustee of Satuit       Fund; Satuit
 Suite 205                                       Capital Management Trust, a            Capital
 Richmond, VA 23235                              registered investment company, since   Management
 (58)                                            November, 2003 and Trustee of The      Trust - 1 Fund.
                                                 World Insurance Trust, a registered
                                                 investment company, since
                                                 May, 2002.
-----------------------------------------------------------------------------------------------------------

Name, Address and Age   Position(s) Held Number of Principal Occupation(s)                Other
                        with Company     Fund in   During the Past 5 Years                Directorships by
                        and Tenure       Company                                          Directors and
                                         Overseen                                         Number of Funds
                                                                                          in the Complex
                                                                                          Overseen
----------------------------------------------------------------------------------------------------------
Officers:
----------------------------------------------------------------------------------------------------------
*Leland H. Faust        President of the    N/A    Mr. Faust is President of CSI Capital        N/A
One Montgomery Street   CSI Equity Fund            Management, Inc., a registered
Suite 2525              series since               investment adviser, since 1978.
San Francisco, CA 94104 October, 1997              Mr. Faust is also a partner in the law
(59)                                               firm Taylor & Faust since September,
                                                   1975.
----------------------------------------------------------------------------------------------------------
*John T. Connor, Jr.    Vice President      N/A    Mr. Connor is President of Third             N/A
1185 Avenue of the      of the Company             Millennium Investment Advisors,
Americas,               and President of           LLC, a registered investment adviser,
32nd Floor              the Third                  since April, 1998; Chairman of
New York, NY 10036      Millennium                 ROSGAL Insurance since 1993; and
(64)                    Russia Fund                Director of Teton Petroleum
                        series since               Company since 1993.
                        October, 1998
----------------------------------------------------------------------------------------------------------
*Robert J. Sullivan     Vice President      N/A    Chairman, President and Treasurer of         N/A
2807 Gaston Gate        of the Company             Satuit Capital Management Trust, an
Mt. Pleasant, S.C 29466 and President of           open-end investment management
(45)                    the                        company, since December, 2000 and
                        GenomicsFund               Managing Director and Investment
                        series since               Officer of Satuit Capital
                        January, 2003              Management, LLC, a registered
                                                   investment adviser, since June, 2000.
----------------------------------------------------------------------------------------------------------
*Gunter Faschang        Vice President      N/A    Vice President, Vontobel Asset               N/A
450 Park Avenue         of the Company             Management (investment adviser)
New York, NY 10022      and President of           since 2001 and head of Eastern
(33)                    the Eastern                European equity management and
                        European Equity            research, Vontobel Asset
                        Fund series                Management AG since 2001.
                        since May,
                        2001.
----------------------------------------------------------------------------------------------------------
Jeffrey W. Taylor*      Vice President      N/A    Chief Operating Officer of Dividend          N/A
518 - 17th Street       of the Company,            Capital Investments LLC (investment
Suite 1700              and President of           adviser) since 2005; Vice President of
Denver, CO 80202        the Dividend               Business Services from 2004 to 2005;
(33)                    Capital Realty             Product Manager, INVESCO Inc.
                        Income Fund                from July 2003 to January 2004;
                        Series since               Manager of Marketing and Business
                        March 2006                 Analytics, INVESCO Funds Group
                                                   Inc. from 1999 to 2003.
----------------------------------------------------------------------------------------------------------

Name, Address and Age  Position(s) Held Number of Principal Occupation(s)               Other
                       with Company     Fund in   During the Past 5 Years               Directorships by
                       and Tenure       Company                                         Directors and
                                        Overseen                                        Number of Funds
                                                                                        in the Complex
                                                                                        Overseen
--------------------------------------------------------------------------------------------------------
Officers (continued):
--------------------------------------------------------------------------------------------------------
J. Allen Gray*         Vice President      N/A    Managing Partner at Osprey Partners         N/A
Shrewsbury Executive   of the Company             Investment Management, LLC since
 Center II,            and President of           2004; Principal at Osprey Partners
1040 Broad Street,     the Osprey                 Investment Management, LLC from
Shrewsbury, New Jersey Concentrated               2002 to 2004; Senior Vice President
 07702                 Large Cap                  at Osprey Partners Investment
(45)                   Value Equity               Management, LLC from 1999 to
                       Fund Series                2002.
                       since September
                       2006
--------------------------------------------------------------------------------------------------------
Peter L. Smith         Chief               N/A    Chief Compliance Officer, American          N/A
4834 Langdrum Lane     Compliance                 Pension Investors Trust (investment
Chevy Chase, MD 20815  Officer                    company); Yorktown Management &
(74)                                              Research Company, Inc. (investment
                                                  adviser), First Dominion Capital
                                                  Corp. (broker-dealer), World
                                                  Insurance Trust (investment
                                                  company), Satuit Capital
                                                  Management Trust (investment
                                                  company) and Commonwealth
                                                  Capital Management, LLC
                                                  (investment adviser) since 2004;
                                                  Chief Compliance Officer of Third
                                                  Millennium Investment Advisors,
                                                  LLC since 2005; Director of
                                                  Compliance, AmeriMutual Funds
                                                  Distributor from 2003 to 2006; Senior
                                                  Compliance Officer, Mutual Fund
                                                  Services, FBR National Bank and
                                                  Trust from 2002 to 2003; and Senior
                                                  Vice President of Operations,
                                                  Administration and Compliance,
                                                  Monument Funds; Principal of
                                                  Monument Distributors, Inc. (broker-
                                                  dealer) from 1998 to 2001.
--------------------------------------------------------------------------------------------------------
Karen M. Shupe         Secretary since     N/A    Executive Vice President of                 N/A
8730 Stony Point Pkwy  2005 and                   Administration and Accounting,
Suite 205              Treasurer since            Commonwealth Shareholder
Richmond, VA 23235     2006                       Services, Inc. since 2003.
(42)
--------------------------------------------------------------------------------------------------------

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

      The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     Investment Adviser:

       Third Millennium Investment Advisors LLC
          1185 Avenue of the Americas
          32nd Floor
          New York, New York 10036

     Distributor:

       First Dominion Capital Corp.
          8730 Stony Point Parkway, Suite 205
          Richmond, Virginia 23235

     Independent Registered Public Accounting Firm:

       Tait, Weller and Baker LLP
          1818 Market Street, Suite 2400
          Philadelphia, Pennsylvania 19103

     Transfer Agent:

     For account information, wire purchase or redemptions, call or write to Third Millennium
     Russia Fund's Transfer Agent:

         Fund Services, Inc.
          Post Office Box 26305
          Richmond, Virginia 23260
          (800) 628-4077 Toll Free

     More Information:

     For 24 hours, 7 days a week price information, and for information on any series of The World
     Funds, Inc., investment plans, and other shareholder services, call Commonwealth
     Shareholder Service at (800) 527-9525, or visit us on the web at www.theworldfunds.com.

                                    [GRAPHIC]



                         Annual Report to Shareholders

                               THIRD MILLENNIUM
                                  RUSSIA FUND

                                  A series of
                             The World Funds, Inc.
                         A "Series" Investment Company

                              For the Year Ended
                                August 31, 2006

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     As of the end of the period covered by the report, the Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee and those persons (Samuel Boyd, William E. Poist and Paul M. Dickinson) are "independent," as defined by this
Item 3.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $41,500 for 2006 and $58,500 for 2005.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $0 for 2005.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $7,500 for 2006 and $12,500 for 2005.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2006 and $0 for 2005.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant's principal accountant to the CSI Equity Fund; the GenomicsFund; and the Third Millennium Russia Fund.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

     (b) NA

     (c)100%

     (d) NA

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2006 and $0 for 2005.

     (h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

        Schedule filed under Item 1 of the Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   The World Funds, Inc.

By (Signature and Title)*:      /s/John Pasco, III
                                --------------------
                                John Pasco, III
                                Chief Executive Officer
                                (principal executive officer)

Date:        November 9, 2006



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*:      /s/John Pasco, III
                                -------------------
                                 John Pasco, III
                                Chief Executive Officer
                                (principal executive officer)

Date:         November 9, 2006


By (Signature and Title)*:      /s/Karen Shupe
                                -------------------
                                 Karen Shupe
                                 Chief Financial Officer
                                (principal financial officer)

Date:         November 9, 2006


* Print the name and title of each signing officer under his or her signature.